UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-03828
SELIGMAN MUNICIPAL FUND SERIES, INC.
(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474

(Address of principal executive offices) (Zip code)
Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474

(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: 09/30
Date of reporting period: 06/30

Item 2. Control and Procedures
Item 3. Exhibits
SIGNATURES
EX-99.CERT

Portfolio of Investments
Seligman Colorado Fund
June 30, 2009 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Municipal Bonds (95.5%)

Name of
issuer and
title of	Coupon	Principal
issue(b,c)	rate	amount	Value(a)
City (4.7%)
City & County of Denver
Unlimited General Obligation Bonds
Justice System Facilities & Zoo
Series 2005
08-01-21	5.00%	$400,000	$429,288
08-01-25	5.00	1,000,000	1,046,580

Total			1,475,868

College (20.0%)
Colorado Educational & Cultural Facilities Authority
Prerefunded Revenue Bonds
University of Denver Project
Series 2000 (AMBAC)
03-01-23	5.38	485,000	519,876
Colorado Educational & Cultural Facilities Authority
Prerefunded Revenue Bonds
University of Denver
Series 2000 (AMBAC)
03-01-23	5.38	515,000	552,034
Colorado State Board of Governors
Revenue Bonds
Series 2008A (FSA)
03-01-27	5.00	1,250,000	1,275,475
University of Colorado
Prerefunded Revenue Bonds
Series 2002B (FGIC)
06-01-28	5.13	1,750,000	1,973,475
University of Colorado
Revenue Bonds
Series 2006A (AMBAC)
06-01-23	5.00	1,000,000	1,040,750
Western State College
Revenue Bonds
Series 2009
05-15-39	5.00	1,000,000	949,880

Total			6,311,490

Electric (3.5%)
Platte River Power Authority
Revenue Bonds
Series 2007GG (FSA)
06-01-18	5.00	1,000,000	1,114,860

Name of
issuer and
title of	Coupon	Principal
issue(b,c)	rate	amount	Value(a)
Health Care — Hospital (14.2%)
Colorado Health Facilities Authority
Revenue Bonds
Evangelical Lutheran
Series 2009A
06-01-38	6.13	750,000	737,483
Colorado Health Facilities Authority
Revenue Bonds
Leavenworth Sisters of Charity
Series 1998 (National)
12-01-25	5.00	2,250,000	2,217,712
Illinois Finance Authority
Revenue Bonds
Central Dupage Health
Series 2009
11-01-27	5.00	600,000	593,568
University of Colorado Hospital Authority
Refunding Revenue Bonds
Series 1997A (AMBAC)
11-15-22	5.25	1,000,000	943,380

Total			4,492,143

Health Care — Nursing Home (5.9%)
Colorado Health Facilities Authority
Prerefunded Revenue Bonds
Evangelical Lutheran
Series 2000
12-01-25	6.90	1,070,000	1,184,501
Colorado Health Facilities Authority
Unrefunded Revenue Bonds
Evangelical Lutheran
Series 2000
12-01-25	6.90	680,000	694,416

Total			1,878,917

Lease (6.8%)
City & County of Denver
Prerefunded Certificate of Participation
Series 2000B (AMBAC)
12-01-25	5.50	2,000,000	2,157,020

Sales or Use Tax (21.2%)
City of Westminster
Revenue Bonds
Post Project
Series 2007D (FSA)
12-01-23	5.00	1,240,000	1,307,183
County of Jefferson
Prerefunded Revenue Bonds
Series 1999 (National/FGIC)
11-01-19	5.00	2,250,000	2,285,100
Regional Transportation District
Prerefunded Revenue Bonds
Series 2004A (AMBAC)
11-01-24	5.00	1,750,000	1,983,555
Regional Transportation District
Refunding Revenue Bonds
Series 2007A
11-01-24	5.25	1,000,000	1,102,260

Total			6,678,098

Name of
issuer and
title of	Coupon	Principal
issue(b,c)	rate	amount	Value(a)
School (7.7%)
Denver City & County School District #1
Prerefunded Unlimited General Obligation Bonds
Series 1999 (FGIC)
12-01-23	5.00	1,075,000	1,106,154
Douglas & Elbert Counties School District
Unlimited General Obligation Improvement Bonds
Series 2007A
12-15-23	5.00	1,250,000	1,312,462

Total			2,418,616

Special District — Special Tax (5.9%)
Virgin Islands Public Finance Authority
Refunding Revenue Bonds
Sr Lien
Series 1998A
10-01-22	5.50	2,000,000	1,864,260

Water & Sewer (5.6%)
Colorado Water Resources & Power Development Authority
Prerefunded Revenue Bonds
Series 2001A
09-01-21	5.00	1,560,000	1,693,458
Colorado Water Resources & Power Development Authority
Unrefunded Revenue Bonds
Series 1991B
09-01-11	6.88	40,000	40,190
Colorado Water Resources & Power Development Authority
Unrefunded Revenue Bonds
Series 2001A
09-01-21	5.00	45,000	46,827

Total			1,780,475

Total Municipal Bonds
(Cost: $28,973,065)			$30,171,747

Municipal Notes (2.8%)

	Amount
	payable at
Issue(b,c,d)	maturity	Value(a)
Miscellaneous Revenue (0.9%)
Clarksville Public Building Authority
Revenue Bonds
Pooled Financing
Tennessee Municipal Bond Fund
V.R.D.N. Series 2003 (Bank of America)
01-01-33	$300,000	$300,000
State (1.9%)
Commonwealth of Massachusetts
Unlimited General Obligation Bonds
Consolidated Loan
V.R.D.N. Series 2006B (Bank of America)
03-01-26	600,000	600,000

Total Municipal Notes
(Cost: $900,000)		$900,000

Total Investments in Securities
(Cost: $29,873,065)(e)		$31,071,747

Notes to Portfolio of Investments
(a) Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated March 31, 2009.
(b) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

ACA	—	ACA Financial Guaranty Corporation
AMBAC	—	Ambac Assurance Corporation
BHAC	—	Berkshire Hathaway Assurance Corporation
BIG	—	Bond Investors Guarantee
BNY	—	Bank of New York
CGIC	—	Capital Guaranty Insurance Company
CIFG	—	IXIS Financial Guaranty
FGIC	—	Financial Guaranty Insurance Company
FHA	—	Federal Housing Authority
FHLMC	—	Federal Home Loan Mortgage Corporation
FNMA	—	Federal National Mortgage Association
FSA	—	Financial Security Assurance
GNMA	—	Government National Mortgage Association
MBIA	—	MBIA Insurance Corporation
TCRS	—	Transferable Custodial Receipts
XLCA	—	XL Capital Assurance
(c) The following abbreviations may be used in the portfolio descriptions:

B.A.N.	—	Bond Anticipation Note
C.P.	—	Commercial Paper
R.A.N.	—	Revenue Anticipation Note
T.A.N.	—	Tax Anticipation Note
T.R.A.N.	—	Tax & Revenue Anticipation Note
V.R.	—	Variable Rate
V.R.D.B.	—	Variable Rate Demand Bond
V.R.D.N.	—	Variable Rate Demand Note
(d) The Fund is entitled to receive principal and interest from the party, if indicated in parentheses, after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(e) At June 30, 2009, the cost of securities for federal income tax purposes was approximately $29,873,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$198,000
Unrealized depreciation	(1,397,000)

Net unrealized appreciation	$1,199,000

Fair Value Measurements
Statement of Financial Accounting Standards No. 157 (SFAS 157) requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
SFAS 157 establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. When a valuation uses multiple inputs from varying levels of the hierarchy, the hierarchy level is determined based on the lowest level input or inputs that are significant to the fair value measurement in its entirety. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described in Note 2 to the financial statements — Valuation of securities in the most recent Semiannual report dated March 31, 2009.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of June 30, 2009:

	Fair value at June 30, 2009
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total
Bonds
Municipal Bonds	$—	$30,171,747	$—	$30,171,747
Municipal Notes	—	900,000	—	900,000

Total	$—	$31,071,747		$31,071,747

Portfolio of Investments
Seligman Georgia Fund
June 30, 2009 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Municipal Bonds (96.4%)

Name of
issuer and
title of	Coupon	Principal
issue(b,c)	rate	amount	Value(a)
Airport (7.9%)
City of Atlanta
Revenue Bonds
Series 2000B (National/FGIC) A.M.T.
01-01-30	5.63%	$2,000,000	$1,854,440

College (12.4%)
Barnesville-Lamar County Industrial Development Authority
Revenue Bonds
Gordon College Properties
Series 2004A
08-01-25	5.00	1,250,000	1,178,688
Private Colleges & Universities Authority
Revenue Bonds
Mercer University Project
Series 1991 Escrowed to Maturity (National)
11-01-15	6.50	1,500,000	1,758,135
Total			2,936,823

Health Care — Hospital (12.4%)
Gwinnett County Hospital Authority
Revenue Bonds
Gwinnett Hospital Systems Incorporated Project
Series 2004B
10-01-29	5.00	1,250,000	1,269,512
Illinois Finance Authority
Revenue Bonds
Central Dupage Health
Series 2009
11-01-27	5.00	500,000	494,640
Valdosta & Lowndes County
Revenue Bonds
South Georgia Medical Center Project
Series 2002 (AMBAC)
10-01-27	5.25	1,250,000	1,169,088
Total			2,933,240

Housing — Single Family (6.6%)
Georgia State Housing & Finance Authority
Revenue Bonds
Single Family Mortgage
Series 1999A-2 A.M.T.
06-01-29	5.20	1,615,000	1,545,797

Name of
issuer and
title of	Coupon	Principal
issue(b,c)	rate	amount	Value(a)
Industrial-Pollution — IDR (4.6%)
Cartersville Development Authority
Refunding Revenue Bonds
Anheuser-Busch Project
Series 2002 A.M.T.
02-01-32	5.95	1,250,000	1,095,650

Industrial-Pollution — PCR (4.3%)
Savannah Economic Development Authority
Refunding Revenue Bonds
International Paper Company Projects
Series 2004A
05-01-21	4.95	1,250,000	1,012,850

Miscellaneous Revenue (4.9%)
Fulton County Development Authority
Revenue Bonds
Georgia Tech Athletic Association
Series 2001 (AMBAC)
10-01-32	5.13	1,270,000	1,147,699

Sales or Use Tax (7.1%)
Metropolitan Atlanta Rapid Transit Authority
Refunding Revenue Bonds
Series 1992N
07-01-18	6.25	500,000	570,820
Metropolitan Atlanta Rapid Transit Authority
Refunding Revenue Bonds
Series 2007A (AMBAC/FGIC)
07-01-26	5.25	1,000,000	1,116,320
Total			1,687,140

School (9.4%)
Gwinnett County School District
Unlimited General Obligation Bonds
Series 1992A
02-01-12	6.40	1,000,000	1,129,160
Henry County School District
Unlimited General Obligation Bonds
Series 1992A
08-01-11	6.45	1,040,000	1,088,714
Total			2,217,874

State (3.6%)
State of Georgia
Refunding Unlimited General Obligation Bonds
Series 2004C
07-01-17	5.50	750,000	845,595

Water & Sewer (23.2%)
Cartersville Development Authority
Revenue Bonds
Anheuser Water & Wastewater Facilities
Series 1990 A.M.T.
11-01-10	7.40	1,000,000	1,041,630
City of Atlanta
Revenue Bonds
Series 2004 (FSA)
11-01-25	5.75	1,000,000	1,123,620

Name of
issuer and
title of	Coupon	Principal
issue(b,c)	rate	amount	Value(a)
City of Augusta
Refunding Revenue Bonds
Series 2007 (FSA)
10-01-22	5.00	500,000	530,990
Gwinnett County Water & Sewerage Authority
Prerefunded Revenue Bonds
Series 1999
08-01-22	5.30	1,750,000	1,775,007
Upper Oconee Basin Water Authority
Refunding Revenue Bonds
Series 2005 (National)
07-01-24	5.00	1,000,000	1,010,840
Total			5,482,087
Total Municipal Bonds
(Cost: $22,897,274)			$22,759,195
Municipal Notes (1.7%)

	Amount
	payable at
Issue(c,d)	maturity	Value(a)
College (1.3%)
Athens-Clarke County Unified Government Development Authority
Revenue Bonds
University of Georgia Athletic Association
V.R.D.N. Series 2005B (Bank of America)
08-25-05	$300,000	$300,000
Miscellaneous Revenue (0.4%)
California Infrastructure & Economic Development Bank
Revenue Bonds
Orange County Performing
V.R.D.N. Series 2008A (Bank of America)
07-02-08	100,000	100,000
Total Municipal Notes
(Cost: $400,000)		$400,000
Total Investments in Securities
(Cost: $23,297,274)(e)		$23,159,195

Notes to Portfolio of Investments
(a) Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated March 31, 2009.
(b) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

ACA	—	ACA Financial Guaranty Corporation
AMBAC	—	Ambac Assurance Corporation
BHAC	—	Berkshire Hathaway Assurance Corporation
BIG	—	Bond Investors Guarantee
BNY	—	Bank of New York
CGIC	—	Capital Guaranty Insurance Company
CIFG	—	IXIS Financial Guaranty
FGIC	—	Financial Guaranty Insurance Company
FHA	—	Federal Housing Authority
FHLMC	—	Federal Home Loan Mortgage Corporation
FNMA	—	Federal National Mortgage Association
FSA	—	Financial Security Assurance
GNMA	—	Government National Mortgage Association
MBIA	—	MBIA Insurance Corporation
TCRS	—	Transferable Custodial Receipts
XLCA	—	XL Capital Assurance

(c) The following abbreviations may be used in the portfolio descriptions:

A.M.T.	—	Alternative Minimum Tax — At June 30, 2009, the value of securities subject to alternative minimum tax represented 23.5% of net assets.
B.A.N.	—	Bond Anticipation Note
C.P.	—	Commercial Paper
R.A.N.	—	Revenue Anticipation Note
T.A.N.	—	Tax Anticipation Note
T.R.A.N.	—	Tax & Revenue Anticipation Note
V.R.	—	Variable Rate
V.R.D.B.	—	Variable Rate Demand Bond
V.R.D.N.	—	Variable Rate Demand Note
(d) The Fund is entitled to receive principal and interest from the party, if indicated in parentheses, after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(e) At June 30, 2009, the cost of securities for federal income tax purposes was approximately $23,297,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$650,000
Unrealized depreciation	(788,000)

Net unrealized depreciation	$(138,000)

Fair Value Measurements
Statement of Financial Accounting Standards No.157 (SFAS 157) requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
SFAS 157 establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. When a valuation uses multiple inputs from varying levels of the hierarchy, the hierarchy level is determined based on the lowest level input or inputs that are significant to the fair value measurement in its entirety. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described in Note 2 to the financial statements — Valuation of securities in the most recent Semiannual report dated March 31, 2009.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of June 30, 2009:

	Fair value at June 30, 2009
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total
Bonds
Municipal Bonds	$—	$22,759,195	$—	$22,759,195
Municipal Notes	—	400,000	—	400,000

Total	—	23,159,195	—	23,159,195

Portfolio of Investments
Seligman Louisiana Fund
June 30, 2009 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Municipal Bonds (94.2%)

Name of
issuer and
title of	Coupon	Principal
issue(b,c)	rate	amount	Value(a)
City (8.4%)
City of New Orleans
Unlimited General Obligation Public Improvement Bonds
Series 2002 (FGIC)
12-01-31	5.35%	$2,250,000	$2,113,043

College (8.0%)
Louisiana Public Facilities Authority
Refunding Revenue Bonds
Tulane University Project
Series 2007A-1 (National)
02-15-26	5.00	1,000,000	1,003,090
Louisiana State University & Agricultural & Mechanical College
Revenue Bonds
Auxiliary
Series 2007 (FSA)
07-01-27	5.00	1,000,000	1,019,150

Total			2,022,240

Health Care — Hospital (15.8%)
Illinois Finance Authority
Revenue Bonds
Central Dupage Health
Series 2009
11-01-27	5.00	500,000	494,640
Jefferson Parish Hospital Service District No. 2
Revenue Bonds
Series 1998 (FSA)
07-01-28	5.00	1,000,000	882,360
Ouachita Parish Hospital Service District No. 1
Refunding Revenue Bonds
Glenwood Regional Medical Center
Series 1996 (FSA)
05-15-21	5.75	2,500,000	2,602,950

Total			3,979,950

Housing — Single Family (9.3%)
East Baton Rouge Mortgage Finance Authority
Refunding Revenue Bonds
Series 1993B (GNMA/FNMA)
10-01-25	5.40	435,000	435,117
Louisiana Housing Finance Agency
Revenue Bonds
Home Ownership Program
Series 2008A (GNMA/FNMA/FHLMC)
12-01-23	4.88	1,040,000	1,062,371

Name of
issuer and
title of	Coupon	Principal
issue(b,c)	rate	amount	Value(a)
Sulphur Housing & Mortgage Finance Trust
Revenue Bonds
Series 1979 Escrowed to Maturity
12-01-10	7.25	805,000	854,886

Total			2,352,374

Industrial-Pollution — IDR (9.8%)
Calcasieu Parish Industrial Development Board
Revenue Bonds
Conoco Inc. Project
Series 1996 A.M.T.
12-01-26	5.75	2,500,000	2,456,725

Miscellaneous Revenue (4.1%)
Louisiana State Citizens Property Insurance Corporation
Revenue Bonds
Series 2009C-4
06-01-24	6.13	1,000,000	1,043,480

Port District (4.0%)
Port New Orleans Board of Commissioners
Revenue Bonds
Series 2002 (National/FGIC) A.M.T.
04-01-32	5.00	1,250,000	1,004,750

Sales or Use Tax (17.1%)
City of Baton Rouge
Refunding Revenue Bonds
Series 2008A-2 (FSA)
08-01-24	5.00	900,000	945,423
City of Lafayette
Refunding Revenue Bonds
Series 2006C (AMBAC)
05-01-21	5.00	1,000,000	1,052,339
Jefferson Sales Tax District
Refunding Revenue Bonds
Series 2009B
12-01-22	4.50	1,000,000	971,020
Jefferson Sales Tax District
Revenue Bonds
Series 2007B (AMBAC)
12-01-20	5.25	1,000,000	1,030,620
Parish of East Baton Rouge
Revenue Bonds
Road and Street Improvements
Series 2009
08-01-25	5.00	250,000	259,090

Total			4,258,492

School (9.8%)
Ascension Parish Parishwide School District
Refunding Unlimited General Obligation Bonds
Series 2009
03-01-20	3.50	385,000	372,041
Lafayette Parish School Board
Refunding Revenue Bonds
Public Schools
Series 2008 (FSA)
04-01-19	5.00	1,000,000	1,096,500

Name of
issuer and
title of	Coupon	Principal
issue(b,c)	rate	amount	Value(a)
St. Tammany Parishwide School District No. 12
Unlimited General Obligation Bonds
Series 2008
03-01-23	4.50	1,000,000	1,008,170

Total			2,476,711

Water & Sewer (7.9%)
Louisiana Public Facilities Authority
Revenue Bonds
Hurricane Recovery Program
Series 2007 (AMBAC)
06-01-20	5.00	1,000,000	998,380
Parish of East Baton Rouge
Revenue Bonds
Series 2009A
02-01-34	5.25	1,000,000	1,000,400

Total			1,998,780

Total Municipal Bonds
(Cost:$23,949,806)			$23,706,545

Municipal Notes (4.8%)

	Amount
	payable at
Issue(b,c,d)	maturity	Value(a)
College (1.2%)
Missouri State Health & Educational Facilities Authority
Revenue Bonds
Washington University
V.R.D.N. Series 1996A
09-01-30	$300,000	$300,000
Miscellaneous Revenue (0.4%)
Montgomery County Public Building Authority
Revenue Bonds
Tennessee County Loan Pool
V.R.D.N. Series 2006
02-01-36	100,000	100,000
State (3.2%)
Commonwealth of Massachusetts
Unlimited General Obligation Bonds
Consolidated Loan
V.R.D.N. Series 2006B (Bank of America)
03-01-26	800,000	800,000

Total Municipal Notes
(Cost: $1,200,000)		$1,200,000

Total Investments in Securities
(Cost: $25,149,806)(e)		$24,906,545

Notes to Portfolio of Investments
(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated March 31, 2009.

(b) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

ACA	—	ACA Financial Guaranty Corporation
AMBAC	—	Ambac Assurance Corporation
BHAC	—	Berkshire Hathaway Assurance Corporation
BIG	—	Bond Investors Guarantee
BNY	—	Bank of New York
CGIC	—	Capital Guaranty Insurance Company
CIFG	—	IXIS Financial Guaranty
FGIC	—	Financial Guaranty Insurance Company
FHA	—	Federal Housing Authority
FHLMC	—	Federal Home Loan Mortgage Corporation
FNMA	—	Federal National Mortgage Association
FSA	—	Financial Security Assurance
GNMA	—	Government National Mortgage Association
MBIA	—	MBIA Insurance Corporation
TCRS	—	Transferable Custodial Receipts
XLCA	—	XL Capital Assurance
(c) The following abbreviations may be used in the portfolio descriptions:

A.M.T.	—	Alternative Minimum Tax — At June 30, 2009, the value of securities subject to alternative minimum tax represented 13.8% of net assets.
B.A.N.	—	Bond Anticipation Note
C.P.	—	Commercial Paper
R.A.N.	—	Revenue Anticipation Note
T.A.N.	—	Tax Anticipation Note
T.R.A.N.	—	Tax & Revenue Anticipation Note
V.R.	—	Variable Rate
V.R.D.B.	—	Variable Rate Demand Bond
V.R.D.N.	—	Variable Rate Demand Note
(d) The Fund is entitled to receive principal and interest from the party, if indicated in parentheses, after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(e) At June 30, 2009, the cost of securities for federal income tax purposes was approximately $25,150,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$394,000
Unrealized depreciation	(637,000)

Net unrealized depreciation	$(243,000)

Fair Value Measurements
Statement of Financial Accounting Standards No. 157 (SFAS 157) requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
SFAS 157 establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. When a valuation uses multiple inputs from varying levels of the hierarchy, the hierarchy level is determined based on the lowest level input or inputs that are significant to the fair value measurement in its entirety. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
• Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
• Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)
• Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described in Note 2 to the financial statements — Valuation of securities in the most recent Semiannual report dated March 31, 2009.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of June 30, 2009:

	Fair value at June 30, 2009
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total
Bonds
Municipal Bonds	$—	$23,706,545	$—	$23,706,545
Municipal Notes	—	1,200,000	—	1,200,000

Total	$—	$24,906,545	$—	$24,906,545

Portfolio of Investments
Seligman Maryland Fund
June 30, 2009 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Municipal Bonds (90.8%)

Name of
issuer and
title of	Coupon	Principal
issue(b,c)	rate	amount	Value(a)
College (9.8%)
Maryland Health & Higher Educational Facilities Authority
Refunding Revenue Bonds
Johns Hopkins University
Series 2001B
07-01-41	5.00%	$2,000,000	$1,965,500
Morgan State University Academic & Auxiliary Facilities Fees
Revenue Bonds
Series 2003A (National/FGIC)
07-01-32	5.00	450,000	432,752
University System of Maryland
Revenue Bonds
Series 2003A
04-01-13	5.00	1,000,000	1,120,040

Total			3,518,292

County (22.5%)
County of Anne Arundel
Refunding Tax Allocation Bonds
Arundel Mills Project
Series 2004
07-01-24	5.13	1,205,000	1,257,044
County of Baltimore
Unlimited General Obligation Consolidated Public
Improvement Bonds
Series 2006
09-01-14	5.00	1,500,000	1,714,050
County of Howard
Prerefunded Unlimited General Obligation Bonds
Consolidated Public Improvement Project
Series 2003A
08-15-20	5.00	1,000,000	1,114,890
County of Montgomery
Prerefunded Unlimited General Obligation Public
Improvement Bonds
Series 2002A
02-01-17	5.00	1,500,000	1,658,430
County of Prince George’s
Prerefunded Limited General Obligation Consolidated
Public Improvement Bonds
Series 2003A
10-01-19	5.00	2,000,000	2,269,619

Total			8,014,033

Name of
issuer and
title of	Coupon	Principal
issue(b,c)	rate	amount		Value(a)
Electric (5.6%)
Puerto Rico Electric Power Authority
Prerefunded Revenue Bonds
Series 2002-II
07-01-31	5.25	1,775,000	(e)	2,002,395

Health Care — Hospital (16.8%)
County of Baltimore
Revenue Bonds
Catholic Health Initiatives
Series 2006A
09-01-26	5.00	1,500,000		1,509,780
Illinois Finance Authority
Revenue Bonds
Central Dupage Health
Series 2009
11-01-27	5.00	750,000		741,960
Maryland Health & Higher Educational Facilities Authority
Revenue Bonds
Anne Arundel Medical Center
Series 1998 (FSA)
07-01-28	5.13	1,500,000		1,501,665
Maryland Health & Higher Educational Facilities Authority
Revenue Bonds
Carroll County General Hospital
Series 2002
07-01-37	6.00	2,250,000		2,250,608

Total				6,004,013

Industrial-Pollution — IDR (7.0%)
City of Baltimore
Revenue Bonds
Consolidated Coal Sales
Series 1984A
10-01-11	6.50	2,500,000		2,501,550

Lease (6.5%)
Maryland State Department of Transportation
Certificate of Participation
Series 2000 A.M.T.
10-15-25	5.50	2,375,000		2,337,166

Miscellaneous Revenue (3.1%)
Maryland State Department of Transportation
Revenue Bonds
Series 2008
02-15-21	5.00	1,000,000		1,093,890

Toll Road (3.1%)
Puerto Rico Highway & Transportation Authority
Prerefunded Revenue Bonds
Series 2002D
07-01-36	5.38	1,000,000	(e)	1,103,120

Water & Sewer (16.4%)
City of Baltimore
Refunding Revenue Bonds
Wastewater Projects
Series 2002A (National/FGIC)
07-01-42	5.13	2,000,000		1,967,160

Name of
issuer and
title of	Coupon	Principal
issue(b,c)	rate	amount	Value(a)
City of Baltimore
Prerefunded Revenue Bonds
Water Project
Series 1996A (FGIC)
07-01-26	5.50	2,000,000	2,242,820
Washington Suburban Sanitation District
Unlimited General Obligation Bonds
Water Supply
Series 2005
06-01-18	5.00	1,500,000	1,658,475

Total			5,868,455

Total Municipal Bonds
(Cost: $31,055,946)			$32,442,914

Municipal Notes (6.0%)
Issue(b,c,d)

		Amount
		payable at
		maturity	Value(a)
College (2.2%)
Kent State University
Revenue Bonds
V.R.D.N. Series 2009 (JP Morgan Chase Bank)
05-01-31		595,000	595,000
California Educational Facilities Authority
Revenue Bonds
Chapman University
V.R.D.N. Series 2008A (Bank of America)
10-01-36		$200,000	$200,000
Combined Utility (2.6%)
City of Santa Clara
Subordinated Revenue Bonds
V.R.D.N. Series 2008A (Bank of America)
07-01-34		900,000	900,000
State (1.2%)
Commonwealth of Massachusetts
Unlimited General Obligation Bonds
Consolidated Loan
V.R.D.N. Series 2006B (Bank of America)
03-01-26		445,000	445,000

Total Municipal Notes
(Cost: $2,140,000)			$2,140,000

Total Investments in Securities
(Cost: $33,195,946)(f)			$34,582,914

Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated March 31, 2009.

(b)	The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

ACA	—	ACA Financial Guaranty Corporation
AMBAC	—	Ambac Assurance Corporation
BHAC	—	Berkshire Hathaway Assurance Corporation
BIG	—	Bond Investors Guarantee
BNY	—	Bank of New York
CGIC	—	Capital Guaranty Insurance Company
CIFG	—	IXIS Financial Guaranty
FGIC	—	Financial Guaranty Insurance Company

FHA	—	Federal Housing Authority
FHLMC	—	Federal Home Loan Mortgage Corporation
FNMA	—	Federal National Mortgage Association
FSA	—	Financial Security Assurance
GNMA	—	Government National Mortgage Association
MBIA	—	MBIA Insurance Corporation
TCRS	—	Transferable Custodial Receipts
XLCA	—	XL Capital Assurance

(c)	The following abbreviations may be used in the portfolio descriptions:

A.M.T.	—	Alternative Minimum Tax — At June 30, 2009, the value of securities subject to alternative minimum tax represented 6.5% of net assets.
B.A.N.	—	Bond Anticipation Note
C.P.	—	Commercial Paper
R.A.N.	—	Revenue Anticipation Note
T.A.N.	—	Tax Anticipation Note
T.R.A.N.	—	Tax & Revenue Anticipation Note
V.R.	—	Variable Rate
V.R.D.B.	—	Variable Rate Demand Bond
V.R.D.N.	—	Variable Rate Demand Note

(d)	The Fund is entitled to receive principal and interest from the party, if indicated in parentheses, after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.

(e)	Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 8.7% of net assets at June 30, 2009.

(f)	At June 30, 2009, the cost of securities for federal income tax purposes was approximately $33,196,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$1,465,000
Unrealized depreciation	(78,000)

Net unrealized appreciation	$1,387,000

Fair Value Measurements
Statement of Financial Accounting Standards No.157 (SFAS 157) requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
SFAS 157 establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. When a valuation uses multiple inputs from varying levels of the hierarchy, the hierarchy level is determined based on the lowest level input or inputs that are significant to the fair value measurement in its entirety. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described in Note 2 to the financial statements — Valuation of securities in the most recent Semiannual report dated March 31, 2009.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of June 30, 2009:

	Fair value at June 30, 2009
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total
Bonds
Municipal Bonds	$—	$32,442,914	$—	$32,442,914
Municipal Notes	—	2,140,000	—	2,140,000

Total	$—	$34,582,914	$—	$34,582,914

Portfolio of Investments
Seligman Massachusetts Fund
June 30, 2009 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Municipal Bonds (96.1%)

Name of
issuer and
title of	Coupon	Principal
issue(b,c)	rate	amount	Value(a)
City (11.7%)
City of Boston
Unlimited General Obligation Bonds
Series 2007A
03-01-22	5.00%	$2,330,000	$2,520,827
City of Newton
Limited General Obligation Bonds
State Qualified School
Series 2009A
04-01-25	4.13	2,295,000	2,299,085
Town of Braintree
Limited General Obligation Bonds
Municipal Purpose Loan
Series 2009
05-15-27	5.00	2,000,000	2,069,240

Total			6,889,152

College (15.2%)
Massachusetts Development Finance Agency
Prerefunded Revenue Bonds
College of Pharmacy & Allied Health Sciences
Series 2003
07-01-33	5.75	500,000	581,020
Massachusetts Development Finance Agency
Revenue Bonds
Boston College
Series 2009Q-2
07-01-29	5.00	1,455,000	1,487,185
Massachusetts Health & Educational Facilities Authority
Prerefunded Revenue Bonds
Harvard University
Series 2000W
07-01-35	6.00	4,000,000	4,263,360
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Berklee College of Music
Series 2007A
10-01-21	5.00	1,500,000	1,549,350
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Tuft University
Series 2009M
02-15-28	5.50	1,000,000	1,107,730

Total			8,988,645

Name of
issuer and
title of	Coupon	Principal
issue(b,c)	rate	amount	Value(a)
Health Care — Hospital (18.6%)
Illinois Finance Authority
Revenue Bonds
Central Dupage Health
Series 2009
11-01-27	5.00	1,200,000	1,187,136
Massachusetts Health & Educational Facilities Authority
Prerefunded Revenue Bonds
South Shore Hospital
Series 1999
07-01-29	5.75	3,155,000	3,186,992
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Partners Healthcare Systems
Series 1997A (National)
07-01-24	5.38	4,890,000	4,891,319
Massachusetts Health & Educational Facilities Authority
Unrefunded Revenue Bonds
South Shore Hospital
Series 1999F
07-01-29	5.75	1,845,000	1,700,998

Total			10,966,445

Housing — Other (0.3%)
Massachusetts Housing Finance Agency
Revenue Bonds
Series 1999A (AMBAC) A.M.T.
07-01-30	5.50	190,000	187,209
Housing — Single Family (1.7%)
Massachusetts Housing Finance Agency
Revenue Bonds
Single Family
Series 2008-139
12-01-28	5.13	1,000,000	994,480
Lease (4.4%)
Route 3 North Transit Improvement Association
Prerefunded Revenue Bonds
Series 2000 (National)
06-15-33	5.38	2,500,000	2,618,625
Miscellaneous Revenue (3.6%)
Massachusetts Bay Transportation Authority
Revenue Bonds
Series 2005A
07-01-24	5.00	1,000,000	1,093,050
Massachusetts State Water Pollution Abatement
Revenue Bonds
Pool Program
Series 1999-5
08-01-29	5.50	1,000,000	1,010,900

Total			2,103,950

Name of
issuer and
title of	Coupon	Principal
issue(b,c)	rate	amount		Value(a)
Sales or Use Tax (11.6%)
Massachusetts School Building Authority
Revenue Bonds
Series 2005A (FSA)
08-15-23	5.00	2,000,000		2,105,740
Puerto Rico Highway & Transportation Authority
Prerefunded Revenue Bonds
Series 1996Y
07-01-36	5.50	4,000,000	(d)	4,749,560

Total				6,855,300

Special District — Special Tax (5.0%)
Martha’s Vineyard Land Bank
Revenue Bonds
Series 2002 (AMBAC)
05-01-32	5.00	3,000,000		2,975,580
State (6.8%)
Commonwealth of Massachusetts
Limited General Obligation Bonds
Consolidated Loan
Series 2009C
07-01-38	4.50	1,500,000		1,394,475
Commonwealth of Massachusetts
Prerefunded Limited General Obligation Bonds
Consolidated Loan
Series 2000A
02-01-20	5.88	2,500,000		2,605,600

Total				4,000,075

Water & Sewer (17.2%)
City of Boston
Revenue Bonds
Series 1993A
11-01-19	5.25	4,000,000		4,491,960
Massachusetts State Water Pollution Abatement
Revenue Bonds
State Revolving Fund
Series 2009-14
08-01-21	5.00	750,000		837,390
Massachusetts Water Resources Authority
Prerefunded Revenue Bonds
Series 2000A (FGIC)
08-01-39	5.75	4,500,000		4,792,635

Total				10,121,985

Total Municipal Bonds
(Cost: $53,639,036)				$56,701,446

Municipal Notes (2.8%)

	Amount
	payable at
Issue(c,e)	maturity	Value(a)
State
Commonwealth of Massachusetts
Unlimited General Obligation Bonds
Consolidated Loan
V.R.D.N. Series 2006B (Bank of America)
03-01-26	$1,625,000	$1,625,000
Total Municipal Notes
(Cost: $1,625,000)		$1,625,000
Total Investments in Securities
(Cost: $55,264,036)(f)		$58,326,446

Notes to Portfolio of Investments
(a) Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated March 31, 2009.
(b) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

ACA	—	ACA Financial Guaranty Corporation
AMBAC	—	Ambac Assurance Corporation
BHAC	—	Berkshire Hathaway Assurance Corporation
BIG	—	Bond Investors Guarantee
BNY	—	Bank of New York
CGIC	—	Capital Guaranty Insurance Company
CIFG	—	IXIS Financial Guaranty
FGIC	—	Financial Guaranty Insurance Company
FHA	—	Federal Housing Authority
FHLMC	—	Federal Home Loan Mortgage Corporation
FNMA	—	Federal National Mortgage Association
FSA	—	Financial Security Assurance
GNMA	—	Government National Mortgage Association
MBIA	—	MBIA Insurance Corporation
MGIC	—	Mortgage Guaranty Insurance Corporation
TCRS	—	Transferable Custodial Receipts
XLCA	—	XL Capital Assurance
(c) The following abbreviations may be used in the portfolio descriptions:

A.M.T.	—	Alternative Minimum Tax — At June 30, 2009, the value of securities subject to alternative minimum tax represented 0.3% of net assets.
B.A.N.	—	Bond Anticipation Note
C.P.	—	Commercial Paper
R.A.N.	—	Revenue Anticipation Note
T.A.N.	—	Tax Anticipation Note
T.R.A.N.	—	Tax & Revenue Anticipation Note
V.R.	—	Variable Rate
V.R.D.B.	—	Variable Rate Demand Bond
V.R.D.N.	—	Variable Rate Demand Note

(d) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 8.1% of net assets at June 30, 2009.
(e) The Fund is entitled to receive principal and interest from the party, if indicated in parentheses, after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(f) At June 30, 2009, the cost of securities for federal income tax purposes was approximately $55,264,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$3,400,000
Unrealized depreciation	(338,000)

Net unrealized appreciation	$3,062,000

Fair Value Measurements
Statement of Financial Accounting Standards No. 157 (SFAS 157) requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
SFAS 157 establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. When a valuation uses multiple inputs from varying levels of the hierarchy, the hierarchy level is determined based on the lowest level input or inputs that are significant to the fair value measurement in its entirety. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described in Note 2 to the financial statements — Valuation of securities in the most recent Semiannual report dated March 31, 2009.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of June 30, 2009:

	Fair value at June 30, 2009
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total
Bonds
Municipal Bonds	$—	$56,701,446	$—	$56,701,446
Municipal Notes	—	1,625,000	—	1,625,000

Total	$—	$58,326,446	$—	$58,326,446

Portfolio of Investments
Seligman Michigan Fund
June 30, 2009 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Municipal Bonds (95.3%)

Name of
issue and
title of	Coupon	Principal
issue(b,c)	rate	amount		Value(a)
Airport (2.9%)
Capital Region Airport Authority
Refunding Revenue Bonds
Series 2002B (National) A.M.T.
07-01-21	5.25%	$2,000,000		$1,881,920

City (0.9%)
Charter Township of Canton
Limited General Obligation Bonds
Capital Improvement
Series 2007 (FSA)
04-01-21	5.00	530,000		561,842

College (2.1%)
Eastern Michigan University
Prerefunded Revenue Bonds
Series 2000B (FGIC)
06-01-30	5.63	1,280,000		1,339,930

Electric (10.5%)
Michigan Public Power Agency
Refunding Revenue Bonds
Belle River Project
Series 2002A (National)
01-01-17	5.25	1,500,000		1,674,000
01-01-18	5.25	1,150,000		1,280,801
Puerto Rico Electric Power Authority
Revenue Bonds
Series 2003NN (National)
07-01-21	5.25	2,000,000	(e)	1,960,780
Puerto Rico Electric Power Authority
Revenue Bonds
Series 2005RR (National/FGIC)
07-01-24	5.00	2,000,000	(e)	1,873,500

Total				6,789,081

Health Care — Hospital (35.1%)
Grand Traverse County Hospital Finance Authority
Unrefunded Revenue Bonds
Munson Healthcare Obligated Group
Series 1998A (AMBAC)
07-01-28	5.00	110,000		95,714
Illinois Finance Authority
Revenue Bonds
Central Dupage Health
Series 2009
11-01-27	5.00	1,200,000		1,187,136

Name of
issue and
title of	Coupon	Principal
issue(b,c)	rate	amount	Value(a)
Michigan State Hospital Finance Authority
Prerefunded Revenue Bond
Ascension Health Credit
Series 1999A
11-15-26	6.13	6,000,000	6,187,080
Michigan State Hospital Finance Authority
Refunding Revenue Bonds
Henry Ford Health System
Series 2006A
11-15-18	5.00	750,000	691,193
Michigan State Hospital Finance Authority
Refunding Revenue Bonds
Oakwood Obligated Group
Series 1998A (FSA)
08-15-25	5.13	4,000,000	4,003,440
Michigan State Hospital Finance Authority
Refunding Revenue Bonds
Sparrow Obligated Group
Series 2005 (National)
11-15-26	5.00	1,500,000	1,358,940
Michigan State Hospital Finance Authority
Revenue Bonds
Mercy Health Services
Series 1997U Escrowed to Maturity
08-15-26	5.75	5,250,000	5,277,825
Michigan State Hospital Finance Authority
Revenue Bonds
Trinity Health Credit Group
Series 2006A
12-01-26	5.00	4,000,000	3,899,960

Total			22,701,288

Lease (1.6%)
State of Michigan
Prerefunded Certificate of Participation
Series 2000 (AMBAC)
06-01-27	5.50	1,000,000	1,045,290

Miscellaneous Revenue (6.7%)
State of Michigan
Refunding Revenue Bonds
Series 2005 (FSA)
05-15-22	5.25	2,000,000	2,247,840
State of Michigan
Refunding Revenue Bonds
Series 2006 (FSA)
05-15-24	5.00	2,000,000	2,066,000

Total			4,313,840

School (13.4%)
Forest Hills Public Schools
Prerefunded Unlimited General Obligation Bonds
Series 2000
05-01-21	5.50	3,000,000	3,124,290
Kalamazoo Public Schools
Unlimited General Obligation Refunding Bonds
School Building & Site
Series 2006 (FSA)
05-01-24	5.00	1,285,000	1,334,858

Name of
issue and
title of	Coupon	Principal
issue(b,c)	rate	amount		Value(a)
Walled Lake Consolidated School District
Prerefunded Unlimited General Obligation Bonds
Series 2000 (Qualified School Board Loan Fund)
05-01-22	5.50	4,000,000		4,167,120

Total				8,626,268

Special District — Special Tax (7.8%)
State of Michigan
Refunding Revenue Bonds
Series 1998A (National)
11-01-26	5.00	5,000,000		5,015,050

Toll Road (0.8%)
Puerto Rico Highway & Transportation Authority
Revenue Bonds
Series 2003AA (National)
07-01-20	5.50	500,000	(e)	488,915

Water & Sewer (13.5%)
City of Detroit
Refunding Revenue Bond
Series 1992 Escrowed to Maturity (FGIC)
07-01-12	6.25	870,000		925,863
City of Detroit
Revenue Bonds
Sr Lien
Series 2005A (National/FGIC)
07-01-27	5.00	1,290,000		1,140,734
Michigan Municipal Bond Authority
Revenue Bonds
Drinking Water State Revolving Fund
Series 2004
10-01-22	5.00	3,850,000		4,044,271
Puerto Rico Infrastructure Financing Authority
Prerefunded Special Obligation Bonds
Series 2000A
10-01-40	5.50	2,500,000	(e)	2,672,525

Total				8,783,393

Total Municipal Bonds
(Cost: $60,767,955)				$61,546,817

Municipal Notes (3.6%)

	Principal
Issue(c,d)	amount	Value(a)
College (3.1%)
District of Columbia
Refunding Revenue Bonds
American University
V.R.D.N. Series 2008 (Bank of America)
10-01-38	$200,000	$200,000
Eastern Michigan University
Refunding Revenue Bonds
General Purpose
V.R.D.N. Series 2009 (JPMorgan Chase Bank)
03-01-49	1,400,000	1,400,000
South Carolina Educational Facilities Authority
Revenue Bonds
Furman University
V.R.D.N. Series 2006B (Wachovia Bank)
10-01-39	400,000	400,000

Total		2,000,000

	Principal
Issue(c,d)	amount	Value(a)
Industrial-Pollution — PCR (0.5%)
County of Berkeley
Refunding Revenue Bonds
Amoco Chemical Company Project
V.R.D.N. Series 1994
07-01-12	300,000	300,000

Total Municipal Notes
(Cost: $2,300,000)		$2,300,000

Total Investments in Securities
(Cost: $63,067,955)(f)		$63,846,817

Notes to Portfolio of Investments
(a) Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated March 31, 2009.
(b) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

ACA	—	ACA Financial Guaranty Corporation
AMBAC	—	Ambac Assurance Corporation
BHAC	—	Berkshire Hathaway Assurance Corporation
BIG	—	Bond Investors Guarantee
BNY	—	Bank of New York
CGIC	—	Capital Guaranty Insurance Company
CIFG	—	IXIS Financial Guaranty
FGIC	—	Financial Guaranty Insurance Company
FHA	—	Federal Housing Authority
FHLMC	—	Federal Home Loan Mortgage Corporation
FNMA	—	Federal National Mortgage Association
FSA	—	Financial Security Assurance
GNMA	—	Government National Mortgage Association
MBIA	—	MBIA Insurance Corporation
TCRS	—	Transferable Custodial Receipts
XLCA	—	XL Capital Assurance
(c) The following abbreviations may be used in the portfolio descriptions:

A.M.T.	—	Alternative Minimum Tax — At June 30, 2009, the value of securities subject to alternative minimum tax represented 2.9% of net assets.
B.A.N.	—	Bond Anticipation Note
C.P.	—	Commercial Paper
R.A.N.	—	Revenue Anticipation Note
T.A.N.	—	Tax Anticipation Note
T.R.A.N.	—	Tax & Revenue Anticipation Note
V.R.	—	Variable Rate
V.R.D.B.	—	Variable Rate Demand Bond
V.R.D.N.	—	Variable Rate Demand Note

(d) The Fund is entitled to receive principal and interest from the party, if indicated in parentheses, after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(e) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 10.8% of net assets at June 30, 2009.
(f) At June 30, 2009, the cost of securities for federal income tax purposes was approximately $63,068,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$1,936,000
Unrealized depreciation	(1,157,000)

Net unrealized depreciation	$(779,000)

Fair Value Measurements
Statement of Financial Accounting Standards No. 157 (SFAS 157) requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
SFAS 157 establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. When a valuation uses multiple inputs from varying levels of the hierarchy, the hierarchy level is determined based on the lowest level input or inputs that are significant to the fair value measurement in its entirety. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described in Note 2 to the financial statements — Valuation of securities in the most recent Semiannual report dated March 31, 2009.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data. The following table is a summary of the inputs used to value the Fund’s investments as of June 30, 2009:

	Fair value at June 30, 2009
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total
Bonds
Municipal Bonds	$—	$61,546,817	$—	$61,546,817
Municipal Notes		2,300,000		2,300,000

Total		$63,846,817		$63,846,817

Portfolio of Investments
Seligman Minnesota Fund
June 30, 2009 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Municipal Bonds (97.2%)

	Coupon	Principal
Name of issuer and title of issue(c)	rate	amount	Value(a)
Airport (7.4%)
Minneapolis-St. Paul Metropolitan Airports Commission
Prerefunded Revenue Bonds
Series 2000A (FGIC)
01-01-32	5.75%	$5,000,000	$5,184,900

City (3.8%)
City of Minneapolis
Prerefunded Unlimited General Obligation Bonds
Various Purpose
Series 2001
12-01-16	5.00	570,000	622,860
City of Minneapolis
Unrefunded Unlimited General Obligation Bonds
Various Purpose
Series 2001
12-01-16	5.00	1,870,000	2,016,066

Total			2,638,926

College (13.9%)
Minnesota Higher Education Facilities Authority
Revenue Bonds
St. Catherine’s College
5th Series 2002N1
10-01-32	5.38	1,000,000	840,720
Minnesota Higher Education Facilities Authority
Revenue Bonds
St. John’s University
6th Series 2005G
10-01-22	5.00	3,500,000	3,581,200
Minnesota Higher Education Facilities Authority
Revenue Bonds
St. Olaf College
6th Series 2007O
10-01-22	5.00	3,040,000	3,120,104
Minnesota Higher Education Facilities Authority
Revenue Bonds
University of St. Thomas
6th Series 2009X
04-01-39	5.25	1,100,000	1,094,819

	Coupon	Principal
Name of issuer and title of issue(c)	rate	amount		Value(a)
University of Minnesota
Revenue Bonds
Series 2009C
12-01-21	5.00	995,000		1,085,575

Total				9,722,418

County (6.6%)
County of Anoka
Unlimited General Obligation Bonds
Capital Improvements
Series 2008A
02-01-23	5.00	1,000,000		1,071,060
County of Ramsey
Unlimited General Obligation Bonds
Capital Improvement Plan
Series 2003A
02-01-17	5.00	1,395,000		1,513,436
Dakota County Community Development Agency
Unlimited General Obligation Bonds
Senior Housing Facilities
Series 2001
01-01-19	5.25	2,000,000		2,072,480

Total				4,656,976

Electric (18.9%)
City of Rochester
Prerefunded Revenue Bonds
Series 2000 (AMBAC)
12-01-24	5.25	2,000,000		2,124,560
12-01-30	5.25	1,000,000		1,062,280
Minnesota State Municipal Power Agency
Revenue Bonds
Series 2005
10-01-30	5.00	500,000		501,025
Northern Municipal Power Agency
Revenue Bonds
Series 2007A (AMBAC)
01-01-26	5.00	1,000,000		1,003,430
Northern Municipal Power Agency
Revenue Bonds
Series 2008A
01-01-21	5.00	1,000,000		1,015,920
Southern Minnesota Municipal Power Agency
Revenue Bonds
Capital Appreciation
Zero Coupon
Series 1994A (National)
01-01-26	5.01	5,000,000	(e)	2,102,850
Western Minnesota Municipal Power Agency
Revenue Bonds
Series 1977A
Escrowed to Maturity
01-01-16	6.38	4,855,000		5,435,657

Total				13,245,722

	Coupon	Principal
Name of issuer and title of issue(c)	rate	amount	Value(a)
Health Care — Hospital (11.8%)
City of Breckenridge
Revenue Bonds
Catholic Health Initiatives
Series 2004A
05-01-30	5.00	775,000	755,369
City of Maple Grove
Revenue Bonds
Maple Grove Hospital Corporation
Series 2007
05-01-37	5.25	750,000	638,498
City of Shakopee
Revenue Bonds
St. Francis Regional Medical Center
Series 2004
09-01-25	5.10	2,000,000	1,775,320
City of St. Cloud
Revenue Bonds
St. Cloud Hospital Obligation Group
Series 2000A (FSA)
05-01-30	5.88	3,750,000	3,781,237
Minnesota Agricultural & Economic Development Board
Unrefunded Revenue Bonds
Evangelical
Series 1997 (AMBAC)
12-01-22	5.15	1,175,000	1,097,333
Todd Morrison Cass & Wadena Counties
United Hospital District
Unlimited General Obligation Bonds
Health Care Facilities-Lakewood
Series 2004
12-01-34	5.00	250,000	238,240

Total			8,285,997

Housing — Single Family (1.4%)
Minnesota Housing Finance Authority
Revenue Bonds
Residential Housing Finance
Series 2008A
07-01-23	4.65	995,000	999,507

Lease (2.1%)
Minnetrista Economic Development Authority
Revenue Bonds
Series 2009A
02-01-28	4.50	285,000	279,257
02-01-29	4.63	200,000	197,582
02-01-31	4.75	400,000	392,568
St. Paul Housing & Redevelopment Authority
Revenue Bonds
Parking Facility — RiverCenter Parking Ramp
Series 2009
05-01-24	4.50	580,000	582,720

Total			1,452,127

	Coupon	Principal
Name of issuer and title of issue(c)	rate	amount		Value(a)
Miscellaneous Revenue (5.8%)
State of Minnesota
Revenue Bonds
Series 2000
06-01-30	6.00	4,000,000		4,072,800
School (5.8%)
Hopkins Independent School District No. 270
Unlimited General Obligation Bonds
Series 2009B
(School District Credit Enhancement Program)
02-01-27	4.00	1,500,000		1,434,105
Mounds View Independent School District No. 621
Unlimited General Obligation Refunding Revenue Bonds
School Building
Series 2009A
(School District Credit Enhancement Program)
02-01-22	4.00	530,000		526,205
Rocori Area Schools Independent School District No. 750
Unlimited General Obligation Bonds
School Building
Series 2009B
(School District Credit Enhancement Program)
02-01-34	4.75	2,100,000	(d)	2,081,856

Total				4,042,166

Special Purpose Certificates — General Obligations (6.0%)
Metropolitan Council
Refunding Unlimited General Obligation Bonds
Waste Water
Series 2005B
05-01-25	5.00	4,000,000		4,214,040

State (1.6%)
State of Minnesota
Unlimited General Obligation Bonds
Series 2006
06-01-20	5.00	1,000,000		1,096,790

Water & Sewer (12.1%)
City of Rochester
Unlimited General Obligation Bonds
Waste Water
Series 2004A
02-01-25	5.00	3,305,000		3,482,247
City of St. Paul
Revenue Bonds
Series 2009C
12-01-28	4.00	1,270,000		1,174,648

	Coupon	Principal
Name of issuer and title of issue(c)	rate	amount	Value(a)
Minnesota Public Facilities Authority
Revenue Bonds
Series 2005A
03-01-19	5.00	3,480,000	3,787,981

Total			8,444,876

Total Municipal Bonds
(Cost: $66,467,028)			$68,057,245

Municipal Notes (4.7%)

	Amount
	payable at
Issue(b,f)	maturity	Value(a)
College
Minnesota Higher Education Facilities Authority
Revenue Bonds
St. Olaf College
V.R.D.N. 5th Series 2000H (Harris Trust & Savings Bank)
10-01-30		$3,300,000	$3,300,000
Total Municipal Notes
(Cost: $3,300,000)			$3,300,000

Total Investments in Securities
(Cost: $69,767,028)(g)			$71,357,245

Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated March 31, 2009.

(b)	The following abbreviations may be used in the portfolio descriptions:

A.M.T. B.A.N. C.P. R.A.N. T.A.N. T.R.A.N. V.R. V.R.D.B. V.R.D.N.	— — — — — — — — —	Alternative Minimum Tax
Bond Anticipation Note
Commercial Paper
Revenue Anticipation Note
Tax Anticipation Note
Tax & Revenue Anticipation Note
Variable Rate
Variable Rate Demand Bond
Variable Rate Demand Note
(c) The following abbreviations are used in the portfolio security descriptions to identify the insurer of the issue:

ACA	—	ACA Financial Guaranty Corporation
AMBAC	—	Ambac Assurance Corporation
BHAC	—	Berkshire Hathaway Assurance Corporation
BIG	—	Bond Investors Guarantee
BNY	—	Bank of New York
CGIC	—	Capital Guaranty Insurance Company
CIFG	—	IXIS Financial Guaranty
FGIC	—	Financial Guaranty Insurance Company
FHA	—	Federal Housing Authority
FHLMC	—	Federal Home Loan Mortgage Corporation
FNMA	—	Federal National Mortgage Association
FSA	—	Financial Security Assurance
GNMA	—	Government National Mortgage Association

MBIA	—	MBIA Insurance Corporation
MGIC	—	Mortgage Guaranty Insurance Corporation
TCRS	—	Transferable Custodial Receipts
XLCA	—	XL Capital Assurance
(d) At June 30, 2009, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $2,093,868.
(e) For zero coupons, the interest rate disclosed represents the annualized effective yield on the date of acquisition.
(f) The Fund is entitled to receive principal and interest from the party, if indicated in parentheses, after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(g) At June 30, 2009, the cost of securities for federal income tax purposes was approximately $69,767,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$2,215,000
Unrealized depreciation	(625,000)

Net unrealized appreciation	$1,590,000

Fair Value Measurements
Statement of Financial Accounting Standards No. 157 (SFAS 157) requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
SFAS 157 establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. When a valuation uses multiple inputs from varying levels of the hierarchy, the hierarchy level is determined based on the lowest level input or inputs that are significant to the fair value measurement in its entirety. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U. S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described in Note 2 to the financial statements — Valuation of securities in the most recent Semiannual report dated March 31, 2009.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of June 30, 2009:

	Fair value at June 30, 2009
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total
Bonds
Municipal Bonds	$—	$68,057,245	$—	$68,057,245
Municipal Notes	—	3,300,000	—	3,300,000

Total	$—	$71,357,245	$—	$71,357,245

Portfolio of Investments
Seligman Missouri Fund
June 30, 2009 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Municipal Bonds (95.7%)

Name of
issuer
and title of	Coupon	Principal
issue(b,c)	rate	amount	Value(a)
Airport (3.9%)
City of St. Louis
Refunding Revenue Bonds
Lambert Intl Airport
Series 2007A (FSA)
07-01-23	5.00%	$1,000,000	$992,050

College (14.3%)
Kansas City Metropolitan Community Colleges Building
Refunding Revenue Bonds
Junior College Improvement and Leasehold
Series 2006 (National/FGIC)
07-01-17	5.00	1,000,000	1,070,950
Missouri State Health & Educational Facilities Authority
Revenue Bonds
Washington University
Series 2007B
01-15-21	4.20	1,000,000	1,035,090
St. Charles Community College
Refunding Unlimited General Obligation Bonds
Series 2009
02-15-26	4.00	500,000	498,175
University of Missouri
Revenue Bonds
System Facilities
Series 2006A
11-01-26	5.00	1,000,000	1,033,360

Total			3,637,575

Combined Utility (4.4%)
City of Springfield
Revenue Bonds
Series 2006 (National/FGIC)
08-01-14	5.00	1,000,000	1,117,920

Health Care — Hospital (24.5%)
Cape Girardeau County Industrial Development Authority
Revenue Bonds
St. Francis Medial Center
Series 2009
06-01-39	5.75	500,000	492,950
County of Boone
Revenue Bonds
Boone Hospital Center
Series 2008
08-01-28	5.75	500,000	483,125

Name of
issuer
and title of	Coupon	Principal
issue(b,c)	rate	amount	Value(a)
Hannibal Industrial Development Authority
Refunding Revenue Bonds
Series 2006
03-01-22	5.00	1,000,000	906,280
Illinois Finance Authority
Revenue Bonds
Central Dupage Health
Series 2009
11-01-27	5.00	500,000	494,640
Missouri State Health & Educational Facilities Authority
Prerefunded Revenue Bonds
SSM Healthcare
Series 2001A (AMBAC)
06-01-28	5.25	1,250,000	1,359,388
Missouri State Health & Educational Facilities Authority
Refunding Revenue Bonds
Lester E. Cox Medical Center
Series 1993I (National)
06-01-15	5.25	2,500,000	2,513,399

Total			6,249,782

Housing — Single Family (0.2%)
Missouri Housing Development Commission
Revenue Bonds
Single Family Homeowner Loan
Series 1997B-2 (GMNA/FNMA) A.M.T.
09-01-28	5.90	60,000	59,215

Industrial-Pollution — PCR (12.8%)
Missouri Development Finance Board
Revenue Bonds
Procter & Gamble Paper Products
Series 1999 A.M.T.
03-15-29	5.20	2,000,000	1,864,420
St. Louis Industrial Development Authority
Refunding Revenue Bonds
Anheuser-Busch Project
Series 1991
05-01-16	6.65	1,250,000	1,383,313

Total			3,247,733

Lease (16.1%)
Missouri State Board of Public Buildings
Revenue Bonds
Series 2001A
05-01-26	5.13	1,750,000	1,778,210
Southeast Missouri Correctional Facility
Refunding Revenue Bonds
Series 1992 Escrowed to Maturity
10-15-16	5.75	2,000,000	2,305,919

Total			4,084,129

Miscellaneous Revenue (0.6%)
Missouri State Environmental
Improvement & Energy Resources Authority
Unrefunded Revenue Bonds
State Revolving
Series 1992A
07-01-14	6.55	150,000	150,674

Name of
issuer
and title of	Coupon	Principal
issue(b,c)	rate	amount	Value(a)
School (6.1%)
Springfield School District No. R-12
Unlimited General Obligation Bonds
Monthly Direct Deposit Program
Series 2000
03-01-20	5.85	1,500,000	1,545,255

Water & Sewer (12.8%)
Metropolitan St. Louis Sewer District
Revenue Bonds
Series 2004A (National)
05-01-24	5.00	1,250,000	1,284,088
Missouri State Environmental
Improvement & Energy Resources Authority
Revenue Bonds
Drinking Water
Series 2002B
07-01-23	5.00	1,000,000	1,026,390
St. Charles County Public Water Supply District No. 2
Certificate of Participation
Series 1999B (National)
12-01-25	5.10	1,000,000	942,620

Total			3,253,098

Total Municipal Bonds
(Cost: $23,607,987)			$24,337,431

Municipal Notes (3.1%)

	Amount
	payable at
Issue(b,c,d)	maturity	Value(a)
Health Care — Nursing Home
Missouri State Health & Educational Facilities Authority
Revenue Bonds
Bethesda Health Group
V.R.D.N. Series 2004 (U.S. Bank)
08-01-34	$800,000	$800,000
Total Municipal Notes
(Cost: $800,000)		$800,000

Total Investments in Securities (Cost: $24,407,987)(e)		$25,137,431

Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated March 31, 2009.

(b)	The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

ACA	—	ACA Financial Guaranty Corporation
AMBAC	—	Ambac Assurance Corporation
BHAC	—	Berkshire Hathaway Assurance Corporation
BIG	—	Bond Investors Guarantee
BNY	—	Bank of New York

CGIC CIFG	— —	Capital Guaranty Insurance Company IXIS Financial Guaranty
FGIC	—	Financial Guaranty Insurance Company
FHA	—	Federal Housing Authority
FHLMC	—	Federal Home Loan Mortgage Corporation
FNMA	—	Federal National Mortgage Association
FSA	—	Financial Security Assurance
GNMA MBIA	— —	Government National Mortgage Association MBIA Insurance Corporation
TCRS	—	Transferable Custodial Receipts
XLCA	—	XL Capital Assurance

(c) The following abbreviations may be used in the portfolio descriptions:

A.M.T.	—	Alternative Minimum Tax — At June 30, 2009, the value of securities subject to alternative minimum tax represented 7.6% of net assets.
B.A.N.	—	Bond Anticipation Note
C.P.	—	Commercial Paper
R.A.N.	—	Revenue Anticipation Note
T.A.N. T.R.A.N.	— —	Tax Anticipation Note Tax & Revenue Anticipation Note
V.R.	—	Variable Rate
V.R.D.B.	—	Variable Rate Demand Bond
V.R.D.N.	—	Variable Rate Demand Note

(d)	The Fund is entitled to receive principal and interest from the party, if indicated in parentheses, after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.

(e)	At June 30, 2009, the cost of securities for federal income tax purposes was approximately $24,408,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$1,020,000
Unrealized depreciation	(291,000)

Net unrealized appreciation	$729,000

Fair Value Measurements
Statement of Financial Accounting Standards No. 157 (SFAS 157) requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
SFAS 157 establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. When a valuation uses multiple inputs from varying levels of the hierarchy, the hierarchy level is determined based on the lowest level input or inputs that are significant to the fair value measurement in its entirety. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described in Note 2 to the financial statements — Valuation of securities in the most recent Semiannual report dated March 31, 2009.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of June 30, 2009:

	Fair value at June 30, 2009
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total
Bonds
Municipal Bonds	$—	$24,337,431	$—	$24,337,431
Municipal Bonds Held in Trust	—	800,000	—	800,000

Total	$—	$25,137,431	$—	$25,137,431

Portfolio of Investments
Seligman National Fund
June 30, 2009 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Municipal Bonds (97.3%)

Name of
issuer and
title of	Coupon	Principal
issue(b,c)	rate	amount	Value(a)
Alaska (3.9%)
Alaska Energy Authority
Refunding Revenue Bonds
Bradley Lake
4th Series 2000 (FSA)
07-01-20	6.00%	$4,145,000	$4,509,014
07-01-21	6.00	2,395,000	2,593,450
Alaska Housing Finance Corporation
Revenue Bonds
Series 1997A-2 A.M.T.
06-01-24	5.75	40,000	39,720

Total			7,142,184

Arizona (1.7%)
Arizona State Transportation Board
Revenue Bonds
Maricopa County Regional Area Road Fund
Series 2007
07-01-25	5.00	1,500,000	1,554,525
Arizona Water Infrastructure Finance Authority
Revenue Bonds
Water Quality
Series 2008A
10-01-22	5.00	1,500,000	1,624,020

Total			3,178,545

California (4.5%)
Foothill Eastern Transportation Corridor Agency
Refunding Revenue Bonds
Series 1999
01-15-40	5.75	4,100,000	3,228,012
San Diego Public Facilities Financing Authority
Revenue Bonds
Series 1999A (National/FGIC)
05-15-29	5.00	2,630,000	2,657,694
State of California
Unlimited General Obligation Bonds
Various Purpose
Series 2005
03-01-32	5.00	1,000,000	963,810
State of California
Unlimited General Obligation Bonds
Various Purpose
Series 2008
03-01-27	5.50	1,500,000	1,297,005

Total			8,146,521

Name of
issuer and
title of	Coupon	Principal
issue(b,c)	rate	amount	Value(a)
Colorado (4.1%)
Platte River Power Authority
Revenue Bonds
Series 2009HH
06-01-24	5.00	1,000,000	1,061,990
Regional Transportation District
Prerefunded Revenue Bonds
Series 2004A (AMBAC)
11-01-24	5.00	5,590,000	6,336,041

Total			7,398,031

District of Columbia (1.2%)
District of Columbia
Refunding Revenue Bonds
2nd Series 2009B
12-01-23	5.00	2,000,000	2,125,500

Florida (10.5%)
City of Ocala
Revenue Bonds
Series 2007A (National)
10-01-24	5.00	1,985,000	1,992,841
Florida State Board of Education
Revenue Bonds
Series 2007A (AMBAC)
07-01-18	5.00	2,000,000	2,112,780
Orange County Health Facilities Authority
Revenue Bonds
Orlando Regional Healthcare
Series 2008C
10-01-35	5.25	1,000,000	874,020
Orange County School Board
Certificate of Participation
Series 2005B (AMBAC)
08-01-25	5.00	2,440,000	2,421,261
Reedy Creek Improvement District
Unlimited General Obligation Bonds
Series 2005A (AMBAC)
06-01-25	5.00	5,000,000	4,881,850
South Florida Water Management District
Certificate of Participation
Series 2006 (AMBAC)
10-01-26	5.00	6,400,000	6,763,158

Total			19,045,910

Idaho (0.6%)
Idaho Health Facilities Authority
Revenue Bonds
Trinity Health Group
Series 2008B
12-01-23	6.00	1,000,000	1,064,300

Illinois (4.0%)
Illinois Finance Authority
Revenue Bonds
Central Dupage Health
Series 2009
11-01-27	5.00	2,500,000	2,473,200

Name of
issuer and
title of	Coupon	Principal
issue(b,c)	rate	amount	Value(a)
Illinois Finance Authority
Revenue Bonds
Silver Cross & Medical Centers
Series 2009
08-15-38	6.88	3,000,000	2,874,480
State of Illinois
Revenue Bonds
Series 2005 (FSA)
06-15-28	5.00	2,000,000	2,017,380

Total			7,365,060

Indiana (2.1%)
Ball State University
Revenue Bonds
Student Fee
Series 2008N (FSA)
07-01-23	5.00	1,850,000	1,923,371
Indiana Health & Educational Facilities Financing Authority
Refunding Revenue Bonds
Clarian Health Obligation Group
Series 2006B
02-15-33	5.00	1,000,000	844,480
Purdue University
Revenue Bonds
Student Fees
Series 2009X
07-01-23	5.25	1,000,000	1,080,370

Total			3,848,221

Louisiana (1.7%)
Louisiana Public Facilities Authority
Refunding Revenue Bonds
Southern Baptist Hospital Incorporated Project
Series 1986 Escrowed to Maturity
05-15-12	8.00	2,865,000	3,184,218

Massachusetts (9.1%)
Massachusetts Development Finance Agency
Revenue Bonds
WGBH Educational Foundation
Series 2002A (AMBAC)
01-01-42	5.75	4,000,000	3,979,600
Massachusetts School Building Authority
Revenue Bonds
Series 2005A (FSA)
08-15-23	5.00	9,000,000	9,475,830
Massachusetts Water Resources Authority
Refunding Revenue Bonds
Series 2005A (National)
08-01-24	5.25	3,000,000	3,224,190

Total			16,679,620

Michigan (1.4%)
City of Detroit
Prerefunded Revenue Bonds
2nd Lien
Series 2005A (National)
07-01-30	5.00	2,295,000	2,606,133

Name of
issuer and
title of	Coupon	Principal
issue(b,c)	rate	amount	Value(a)
Missouri (0.9%)
Metropolitan St. Louis Sewer District
Revenue Bonds
Series 2004A (National)
05-01-24	5.00	1,550,000	1,592,269

New Jersey (2.3%)
New Jersey Economic Development Authority
Revenue Bonds
New Jersey-American Water Company Incorporated
Series 1997B (National/FGIC) A.M.T.
05-01-32	5.38	5,000,000	4,245,700

New York (12.8%)
City of New York
Unlimited General Obligation Bonds
Series 2005C (FSA)
08-01-17	5.00	6,000,000	6,364,980
New York City Municipal Water Finance Authority
Revenue Bonds
Series 2005C (National)
06-15-27	5.00	8,000,000	8,135,759
New York City Transitional Finance Authority
Revenue Bonds
Fiscal 2009
Series 2009S-4
01-15-25	5.13	2,000,000	2,011,200
New York State Environmental Facilities
Revenue Bonds
Revolving Funds
New York City Municipal Water
Series 2008A
06-15-28	5.00	1,000,000	1,035,760
Port Authority of New York & New Jersey
Revenue Bonds
JFK Intl Air Terminal #6 Special Project
Series 1997 (National) A.M.T.
12-01-22	5.75	6,500,000	5,722,665

Total			23,270,364

North Carolina (3.6%)
North Carolina Eastern Municipal Power Agency
Refunding Revenue Bonds
Series 2005A (AMBAC)
01-01-20	5.25	6,000,000	6,042,660
North Carolina Municipal Power Agency #1 Catawba
Revenue Bonds
Series 2008C
01-01-20	5.25	500,000	516,970

Total			6,559,630

Ohio (2.4%)
Ohio State Water Development Authority
Refunding Revenue Bonds
Drinking Water Fund
Series 2005
12-01-21	5.25	3,890,000	4,454,556

Name of
issuer and
title of	Coupon	Principal
issue(b,c)	rate	amount		Value(a)
Oregon (0.5%)
Oregon Health & Science University
Revenue Bonds
Series 2009A
07-01-39	5.75	1,000,000		979,020

Pennsylvania (4.7%)
Allegheny County Hospital Development Authority
Revenue Bonds
University of Pittsburgh Medical Center
Series 2009
08-15-39	5.63	750,000		729,278
Delaware County Industrial Development Authority
Revenue Bonds
Philadelphia Suburban Water Facilities
Series 2001 (AMBAC) A.M.T.
10-01-31	5.35	3,000,000		2,765,370
Pennsylvania Higher Educational Facilities Authority
Revenue Bonds
Thomas Jefferson University
Series 2006B (AMBAC)
09-01-19	5.25	3,435,000		3,645,187
Pennsylvania State University
Revenue Bonds
Series 2005
09-01-24	5.00	1,250,000		1,308,413
Philadelphia Municipal Authority
Revenue Bonds
Lease
Series 2009
04-01-34	6.50	200,000		198,756

Total				8,647,004

Puerto Rico (0.5%)
Puerto Rico Electric Power Authority
Revenue Bonds
Series 2008WW
07-01-23	5.38	1,000,000	(e)	978,360

South Carolina (3.5%)
South Carolina State Ports Authority
Revenue Bonds
Series 1998 (FSA) A.M.T.
07-01-26	5.30	5,000,000		4,950,300
South Carolina State Public Service Authority
Revenue Bonds
Santee Cooper
Series 2008A
01-01-28	5.38	250,000		262,815
South Carolina State Public Service Authority
Revenue Bonds
Series 2007A (AMBAC)
01-01-18	5.00	1,000,000		1,096,840

Total				6,309,955

Name of
issuer and
title of	Coupon	Principal
issue(b,c)	rate	amount	Value(a)
Tennessee (1.1%)
Shelby County Health Educational & Housing Facilities Board
Revenue Bonds
St. Jude’s Children’s Research Hospital
Series 2006
07-01-26	5.00	2,000,000	2,031,880

Texas (12.9%)
City of Austin
Refunding Revenue Bonds
Series 2006A (AMBAC)
11-15-20	5.00	5,440,000	5,640,301
City of Dallas
Limited General Obligation Bonds
Series 2005
02-15-25	5.00	820,000	850,028
City of Houston
Revenue Bonds
Sub Lien
Series 2000A (FSA) A.M.T.
07-01-30	5.63	3,000,000	2,918,970
City of San Antonio
Prerefunded Revenue Bonds
Series 1997 Escrowed to Maturity
02-01-20	5.50	1,055,000	1,254,901
Dallas-Fort Worth Intl Airport Facilities Improvement
Revenue Bonds
Series 2000A (National/FGIC) A.M.T.
11-01-30	5.75	5,000,000	4,921,100
Harris County Health Facilities Development
Revenue Bonds
St. Luke’s Episcopal Hospital Project
Series 1991 Escrowed to Maturity
02-15-21	6.75	2,000,000	2,005,180
Potter County Industrial Development
Refunding Revenue Bonds
Southwestern Public Service Project
Series 1996 (AMBAC)
09-01-16	5.75	4,750,000	4,766,103
University of Texas
Refunding Revenue Bonds
Series 2007B
07-01-23	5.25	1,000,000	1,145,190

Total			23,501,773

Utah (1.4%)
Intermountain Power Agency
Refunding Revenue Bonds
Series 2008A
07-01-22	5.25	500,000	507,740
Utah Transit Authority
Revenue Bonds
Series 2008A
06-15-25	5.00	2,000,000	2,088,760

Total			2,596,500

Name of
issuer and
title of	Coupon	Principal
issue(b,c)	rate	amount	Value(a)
Virginia (0.9%)
Virginia Resources Authority
Revenue Bonds
State Revolving Fund
Series 2009
10-01-26	5.00	1,500,000	1,601,625

Washington (1.3%)
Chelan County Public Utility District #1
Revenue Bonds
Chelan Hydro
Series 2001B (National) A.M.T.
01-01-36	5.60	2,500,000	2,281,875

Wisconsin (3.7%)
City of La Crosse
Refunding Revenue Bonds
Northern States Power Company Project
Series 1996 A.M.T.
11-01-21	6.00	6,000,000	5,052,540
Wisconsin Health & Educational Facilities Authority
Revenue Bonds
Prohealth Care Obligation Group
Series 2009
02-15-39	6.63	1,725,000	1,768,591

Total			6,821,131

Total Municipal Bonds (Cost:$180,254,097)			$177,655,885

Municipal Notes (1.5%)

	Amount
	payable at
Issue(c,d)	maturity	Value(a)
Florida (0.3%)
Broward County Educational Facilities Authority
Revenue Bonds
Nova Southeastern University
V.R.D.N. Series 2008A (Bank of America)
04-01-38	$500,000	$500,000

Maryland (0.7%)
Maryland Economic Development Corporation
Refunding Revenue Bonds
U.S. Pharmacopeial
V.R.D.N. Series 2008B (Bank of America)
07-01-38	1,500,000	1,500,000

Massachusetts (0.3%)
Commonwealth of Massachusetts
Unlimited General Obligation Bonds
Consolidated Loan
V.R.D.N. Series 2006B (Bank of America)
03-01-26	500,000	500,000

Tennessee (0.2%)
Montgomery County Public Building Authority
Revenue Bonds
Tennessee County Loan Pool
V.R.D.N. Series 2006
02-01-36	300,000	300,000

	Amount
	payable at
Issue(c,d)	maturity	Value(a)
Total Municipal Notes (Cost:$2,800,000)		$2,800,000

Total Investments in Securities (Cost:$183,054,097)(f)		$180,455,885

Notes to Portfolio of Investments
(a) Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated March 31, 2009.
(b) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

ACA	—	ACA Financial Guaranty Corporation
AMBAC	—	Ambac Assurance Corporation
BHAC	—	Berkshire Hathaway Assurance Corporation
BIG	—	Bond Investors Guarantee
BNY	—	Bank of New York
CGIC	—	Capital Guaranty Insurance Company
CIFG	—	IXIS Financial Guaranty
FGIC	—	Financial Guaranty Insurance Company
FHA	—	Federal Housing Authority
FHLMC	—	Federal Home Loan Mortgage Corporation
FNMA	—	Federal National Mortgage Association
FSA	—	Financial Security Assurance
GNMA	—	Government National Mortgage Association
MBIA	—	MBIA Insurance Corporation
TCRS	—	Transferable Custodial Receipts
XLCA	—	XL Capital Assurance
(c) The following abbreviations may be used in the portfolio descriptions:

A.M.T.	—	Alternative Minimum Tax — At June 30, 2009, the value of securities subject to alternative minimum tax represented 18.0% of net assets.
B.A.N.	—	Bond Anticipation Note
C.P.	—	Commercial Paper
R.A.N.	—	Revenue Anticipation Note
T.A.N.	—	Tax Anticipation Note
T.R.A.N.	—	Tax & Revenue Anticipation Note
V.R.	—	Variable Rate
V.R.D.B.	—	Variable Rate Demand Bond
V.R.D.N.	—	Variable Rate Demand Note
(d) The Fund is entitled to receive principal and interest from the party, if indicated in parentheses, after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(e) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 0.5% of net assets at June 30, 2009.
(f) At June 30, 2009, the cost of securities for federal income tax purposes was approximately $183,054,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$3,055,000
Unrealized depreciation	(5,653,000)

Net unrealized depreciation	$(2,598,000)

Fair Value Measurements
Statement of Financial Accounting Standards No.157 (SFAS 157) requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
SFAS 157 establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. When a valuation uses multiple inputs from varying levels of the hierarchy, the hierarchy level is determined based on the lowest level input or inputs that are significant to the fair value measurement in its entirety. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described in Note 2 to the financial statements — Valuation of securities in the most recent Semiannual report dated March 31, 2009.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of June 30, 2009:

	Fair value at June 30, 2009
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total
Bonds
Municipal Bonds	$—	$177,655,885	$—	$177,655,885
Municipal Notes	—	2,800,000	—	2,800,000

Total	—	$180,455,885	—	$180,455,885

Portfolio of Investments
Seligman New York Fund
June 30, 2009 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Municipal Bonds (97.8%)

Name of
issuer and
title of	Coupon	Principal
issue(b,c)	rate	amount	Value(a)
City (6.8%)
City of New York
Prerefunded Unlimited General Obligation Bonds
Series 2000A
05-15-30	6.00%	$2,900,000	$3,069,824

City of New York
Unlimited General Obligation Bonds
Series 2005C (FSA)
08-01-17	5.00	750,000	795,623

City of New York
Unlimited General Obligation Bonds
Series 2009I-1
04-01-27	5.25	1,500,000	1,523,475

City of New York
Unrefunded Unlimited General Obligation Bonds
Series 1995C
08-15-24	7.25	5,000	5,021

City of New York
Unrefunded Unlimited General Obligation Bonds
Series 2000A
05-15-30	6.00	25,000	25,466

Total			5,419,409

College (22.2%)
Albany Industrial Development Agency
Prerefunded Revenue Bonds
Saint Rose Project
Series 2001A (AMBAC)
07-01-31	5.38	2,500,000	2,743,475

New York State Dormitory Authority
Revenue Bonds
Cornell University
Series 2006A
07-01-35	5.00	1,000,000	1,012,370

New York State Dormitory Authority
Revenue Bonds
Cornell University
Series 2009A
07-01-27	5.00	2,500,000	2,641,050

New York State Dormitory Authority
Revenue Bonds
New York University

Name of
issuer and
title of	Coupon	Principal
issue(b,c)	rate	amount	Value(a)
Series 2007A (AMBAC)
07-01-24	5.00	2,000,000	2,067,940

New York State Dormitory Authority
Revenue Bonds
Rockefeller University
Series 2009A
07-01-27	4.75	600,000	626,226

New York State Dormitory Authority
Revenue Bonds
St. John’s University
Series 2007A (National)
07-01-32	5.25	1,000,000	997,350

New York State Dormitory Authority
Revenue Bonds
St. John’s University
Series 2007C (National)
07-01-26	5.25	1,205,000	1,239,234

New York State Dormitory Authority
Revenue Bonds
State University Dorm Facilities
Series 2007
07-01-25	5.00	2,000,000	2,017,060

New York State Dormitory Authority
Revenue Bonds
Yeshiva University
Series 2001 (AMBAC)
07-01-30	5.00	1,250,000	1,205,900

Rensselaer County Industrial Development Agency
Revenue Bonds
Polytechnic Institute Dorm Project
Series 1999A
08-01-29	5.13	1,000,000	931,690

St. Lawrence County Industrial Development Agency
Prerefunded Revenue Bonds
Clarkson University Project
Series 1999A
07-01-29	5.50	2,250,000	2,272,815

Total			17,755,110

County (2.4%)
County of Suffolk
Unlimited General Obligation Bonds
Public Improvement
Series 2009A
05-15-26	4.25	2,000,000	1,934,340

Health Care — Hospital (5.7%)
New York State Dormitory Authority
Revenue Bonds
Mental Health Services Facilities Improvements
Series 2007C (FSA)
08-15-26	5.00	2,000,000	2,016,280

New York State Dormitory Authority
Revenue Bonds

Name of
issuer and
title of	Coupon	Principal
issue(b,c)	rate	amount	Value(a)
Mental Health Services Facilities Improvements
Series 2009
02-15-18	5.50	1,000,000	1,063,790

New York State Dormitory Authority
Revenue Bonds
Vassar Brothers Hospital
Series 1997 (FSA)
07-01-25	5.38	1,500,000	1,504,125

Total			4,584,195

Health Care — Nursing Home (3.2%)
New York State Housing Finance Agency
Revenue Bonds
Phillips Village Housing Project
Series 1994A (FHA) A.M.T.
08-15-17	7.75	2,520,000	2,546,082

Housing — Single Family (0.9%)
New York Mtge Agency
Revenue Bonds
Homeowners Mtge
Series 1998-69 A.M.T.
10-01-28	5.50	455,000	454,977

New York Mtge Agency
Revenue Bonds
Series 1999-82 A.M.T.
04-01-30	5.65	305,000	305,009

Total			759,986

Industrial-Pollution — IDR (6.7%)
New York Liberty Development Corporation
Revenue Bonds
Goldman Sachs Headquarters
Series 2005
10-01-35	5.25	1,500,000	1,355,550

New York State Energy Research & Development Authority
Revenue Bonds
Brooklyn Union Gas Project
Series 1996 (National)
01-01-21	5.50	4,000,000	4,000,600

Total			5,356,150

Industrial-Pollution — PCR (4.9%)
Onondaga County Industrial Development Agency
Revenue Bonds
Bristol-Meyers Squibb Project
Series 1994 A.M.T.
03-01-24	5.75	4,000,000	3,941,280

Lease (2.7%)
New York Local Govt Assistance
Refunding Revenue Bonds
Sr Lien
Series 2007A

Name of
issuer and
title of	Coupon	Principal
issue(b,c)	rate	amount	Value(a)
04-01-19	5.00	2,000,000	2,176,560

Miscellaneous Revenue (7.5%)
Metropolitan Transportation Authority
Prerefunded Revenue Bonds
Series 1998A (FGIC)
04-01-23	5.00	1,000,000	1,149,780

Metropolitan Transportation Authority
Refunding Revenue Bonds
Series 2002A
01-01-29	5.13	2,950,000	2,923,067

New York State Dormitory Authority
Revenue Bonds
School Districts Financing Program
Series 2009C
10-01-36	5.13	1,000,000	979,070

New York City Trust for Cultural Resources
Revenue Bonds
Museum Modern Art
Series 2001D (AMBAC)
07-01-31	5.13	1,000,000	963,590

Total			6,015,507

Port District (3.0%)
Port Authority of New York & New Jersey
Revenue Bonds
Consolidated 93rd
Series 1994
06-01-94	6.13	2,250,000	2,442,060

Sales or Use Tax (2.2%)
Nassau County Interim Finance Authority
Revenue Bonds
Secured Sales Tax
Series 2009A
11-15-24	5.00	250,000	263,188

New York City Transitional Finance Authority
Unrefunded Revenue Bonds
Secured Future Tax
Series 2001B
05-01-30	5.00	1,500,000	1,506,750

Total			1,769,938

Special District — Special Tax (10.2%)
Metropolitan Transportation Authority
Revenue Bonds
Series 2009B
11-15-34	5.00	2,000,000	1,959,879

New York City Transitional Finance Authority
Revenue Bonds
Fiscal 2009
Series 2009S-3
01-15-22	5.00	1,000,000	1,018,060

New York City Transitional Finance Authority

Name of
issuer and
title of	Coupon	Principal
issue(b,c)	rate	amount	Value(a)
Subordinated Revenue Bonds
Secured Future Tax
Series 2007B
11-01-26	5.00	1,035,000	1,066,723

New York State Dormitory Authority
Revenue Bonds
Education
Series 2009A
03-15-28	5.00	1,545,000	1,575,854

New York State Urban Development
Prerefunded Revenue Bonds
Personal Income Tax
Series 2002C-1
03-15-33	5.00	1,000,000	1,120,730

New York State Urban Development
Revenue Bonds
State Personal Income Tax
Series 2009B-1
03-15-36	5.00	1,500,000	1,480,290

Total			8,221,536

Special District — Tax Increment (2.8%)
New York State Urban Development
Prerefunded Revenue Bonds
Personal Income Tax State Facilities
Series 2002A
03-15-32	5.25	2,000,000	2,219,260

Toll Road (7.1%)
New York State Thruway Authority
Revenue Bonds
Series 2005A (National)
04-01-25	5.00	500,000	510,685

New York State Thruway Authority
Revenue Bonds
Series 2005F (AMBAC)
01-01-25	5.00	2,600,000	2,638,688

Triborough Bridge & Tunnel Authority
Prerefunded Revenue Bonds
General Purpose
Series 1999B
01-01-30	5.50	1,800,000	2,147,904

Triborough Bridge & Tunnel Authority
Unfunded Revenue Bonds
General Purpose
Series 2001A
01-01-32	5.00	380,000	380,175

Total			5,677,452

Water & Sewer (9.5%)
New York City Municipal Water Finance Authority
Prerefunded Revenue Bonds
Series 2000
06-15-33	5.50	4,000,000	4,232,520

Name of
issuer and
title of	Coupon	Principal
issue(b,c)	rate	amount	Value(a)
New York City Municipal Water Finance Authority
Refunding Revenue Bonds
Series 2006C
06-15-33	4.75	1,440,000	1,393,934
New York City Municipal Water Finance Authority
Revenue Bonds
Series 2008CC
06-15-34	5.00	2,000,000	1,997,120

Total			7,623,574

Total Municipal Bonds
(Cost: $76,518,724)			$78,442,439

Municipal Notes (0.6%)

	Amount
	payable at
Issue(b,d)	maturity	Value(a)
City
City of New York
Unlimited General Obligation Bonds
V.R.D.N. Sub Series 2005E-2 (Bank of America)
08-01-34	$500,000	$500,000

Total Municipal Notes
(Cost: $500,000)		$500,000

Total Investments in Securities
(Cost: $77,018,724)(e)		$78,942,439

Notes to Portfolio of Investments
(a)  Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated March 31, 2009.
(b)  The following abbreviations may be used in the portfolio descriptions:

A.M.T.	—	Alternative Minimum Tax — At June 30, 2009, the value of securities subject to alternative minimum tax represented 9.0% of net assets.
B.A.N.	—	Bond Anticipation Note
C.P.	—	Commercial Paper
R.A.N.	—	Revenue Anticipation Note
T.A.N.	—	Tax Anticipation Note
T.R.A.N.	—	Tax & Revenue Anticipation Note
V.R.	—	Variable Rate
V.R.D.B.	—	Variable Rate Demand Bond
V.R.D.N.	—	Variable Rate Demand Note
(c) The following abbreviations are used in the portfolio security descriptions to identify the insurer of the issue:

ACA	—	ACA Financial Guaranty Corporation
AMBAC	—	Ambac Assurance Corporation
BHAC	—	Berkshire Hathaway Assurance Corporation
BIG	—	Bond Investors Guarantee
BNY	—	Bank of New York
CGIC	—	Capital Guaranty Insurance Company
CIFG	—	IXIS Financial Guaranty
FGIC	—	Financial Guaranty Insurance Company
FHA	—	Federal Housing Authority
FHLMC	—	Federal Home Loan Mortgage Corporation
FNMA	—	Federal National Mortgage Association

FSA	—	Financial Security Assurance
GNMA	—	Government National Mortgage Association
MBIA	—	MBIA Insurance Corporation
MGIC	—	Mortgage Guaranty Insurance Corporation
TCRS	—	Transferable Custodial Receipts
XLCA	—	XL Capital Assurance
(d) The Fund is entitled to receive principal and interest from the party, if indicated in parentheses, after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(e) At June 30, 2009, the cost of securities for federal income tax purposes was approximately $77,019,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$2,507,000
Unrealized depreciation	(584,000)

Net unrealized appreciation	$1,923,000

Fair Value Measurements
Statement of Financial Accounting Standards No. 157 (SFAS 157) requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
SFAS 157 establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. When a valuation uses multiple inputs from varying levels of the hierarchy, the hierarchy level is determined based on the lowest level input or inputs that are significant to the fair value measurement in its entirety. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level.
Fair value inputs are summarized in the three broad levels listed below:
•    Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•    Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•    Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described in Note 2 to the financial statements — Valuation of securities in the most recent Semiannual report dated March 31, 2009.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of June 30, 2009:

	Fair value at June 30, 2009
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total
Bonds
Municipal Bonds	$—	$78,442,439	$—	$78,442,439
Municipal Notes	—	500,000	—	500,000

Total	$—	$78,942,439	$—	$78,942,439

Portfolio of Investments
Seligman Ohio Fund
June 30, 2009 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Municipal Bonds (98.6%)

	Coupon	Principal
Name of issuer and title of issue(b,c)	rate	amount	Value(a)
City (13.7%)
City of Avon
Limited General Obligation Bonds
Series 2009B
12-01-38	5.00%	$1,150,000	$1,137,718
City of Cincinnati
Unlimited General Obligation Bonds
Various Purpose
Series 2008A
12-01-23	5.00	875,000	936,819
City of Cincinnati
Prerefunded Unlimited General Obligation Refunding Bonds
Police & Firemens Disability
Series 2000
12-01-35	6.00	3,600,000	3,735,036
City of Columbus
Unlimited General Obligation Bonds
Various Purpose
Series 2006A
12-15-21	5.00	1,435,000	1,549,097
City of Columbus
Unlimited General Obligation Refunding Bonds
Series 1998B
05-15-11	5.00	2,500,000	2,685,550
City of Strongsville
Limited General Obligation Bonds
Various Purpose
Series 2009
12-01-33	4.63	500,000	477,100
12-01-34	4.63	1,000,000	940,580

Total			11,461,900

College (22.9%)
Ohio State University
Prerefunded Revenue Bonds
Series 1999A
12-01-29	5.80	3,000,000	3,097,200
Ohio State University
Revenue Bonds
Series 2002A
12-01-31	5.13	1,000,000	1,000,730

	Coupon	Principal
Name of issuer and title of issue(b,c)	rate	amount	Value(a)
Ohio State University
Revenue Bonds
Series 2005A
06-01-25	5.00	3,000,000	3,093,750
State of Ohio
Refunding Revenue Bonds
Case Western Reserve
Series 2008C
12-01-29	5.00	2,000,000	2,005,360
State of Ohio
Revenue Bonds
Denison University 2007 Project
Series 2007
11-01-23	5.00	4,000,000	4,267,799
State of Ohio
Revenue Bonds
University of Dayton Project
Series 2009
12-01-24	5.50	3,000,000	3,134,370
University of Toledo
Prerefunded Revenue Bonds
Series 2001 (FGIC)
06-01-30	5.13	2,300,000	2,480,366

Total			19,079,575

County (3.2%)
County of Montgomery
Limited General Obligation
Refunding & Improvement Bonds
Various Purpose
Series 2005 (National)
12-01-24	5.00	2,600,000	2,706,444

Electric (6.0%)
American Municipal Power-Ohio
Revenue Bonds
Prairie State Energy Campus Project
Series 2008A
02-15-25	5.25	3,000,000	3,083,580
City of Cleveland
Revenue Bonds
Series 2008B-1 (National)
11-15-28	5.00	500,000	492,050
Puerto Rico Electric Power Authority
Revenue Bonds
Series 2008WW
07-01-23	5.38	1,500,000 (d)	1,467,540

Total			5,043,170

Health Care — Hospital (8.2%)
County of Franklin
Prerefunded Revenue Bonds
Children’s Hospital Project
Series 2001 (AMBAC)
05-01-31	5.25	4,000,000	4,340,840

	Coupon	Principal
Name of issuer and title of issue(b,c)	rate	amount	Value(a)
County of Franklin
Revenue Bonds
Children’s Hospital Project
Series 2005C (National/FGIC)
05-01-25	5.00	1,000,000	985,950
Illinois Finance Authority
Revenue Bonds
Central Dupage Health
Series 2009
11-01-27	5.00	1,500,000	1,483,920

Total			6,810,710

Housing — Single Family (2.5%)
Ohio Housing Finance Agency
Revenue Bonds
Mtge-Backed Securities Program
Series 2008F (GNMA/FNMA/FHLMC)
09-01-28	5.25	1,245,000	1,260,476
Ohio Housing Finance Agency
Revenue Bonds
Residential
Series 1997B (GNMA) A.M.T.
09-01-29	5.40	820,000	813,661

Total			2,074,137

Industrial-Pollution — IDR (1.0%)
Ohio State Water Development Authority
Revenue Bonds
Sewer Facilities
Anheuser-Busch Project
Series 1999 A.M.T.
08-01-38	6.00	1,000,000	863,180

Lease (5.8%)
State of Ohio
Revenue Bonds
Mental Health Capital Facilities
2nd Series 2003B (FSA)
06-01-12	5.00	2,120,000	2,335,816
06-01-13	5.00	2,230,000	2,490,598

Total			4,826,414

Sales or Use Tax (8.1%)
County of Hamilton
Refunding Revenue Bonds
Sub Series 2006A (AMBAC)
12-01-26	5.00	1,000,000	978,340
County of Hamilton
Refunding Revenue Bonds
Sub Series 2006A (FSA/AMBAC)
12-01-32	5.00	1,000,000	997,220
Puerto Rico Highway & Transportation Authority
Prerefunded Revenue Bonds
Series 1996Y

	Coupon	Principal
Name of issuer and title of issue(b,c)	rate	amount	Value(a)
07-01-36	5.50	4,000,000 (d)	4,749,560

Total			6,725,120

School (1.2%)
Columbus City School District
Unlimited General Obligation Bonds
School Facilities Construction & Improvement
Series 2009
12-01-33	4.75	1,000,000	966,300

Toll Road (5.8%)
Ohio State Turnpike Commission
Refunding Revenue Bonds
Series 1998A (National/FGIC)
02-15-26	5.50	3,000,000	3,352,110
Ohio State Turnpike Commission
Revenue Bonds
Series 2001 (AMBAC)
02-15-31	5.25	1,500,000	1,503,375

Total			4,855,485

Water & Sewer (20.2%)
City of Cleveland
Revenue Bonds
Series 2007P
01-01-24	5.00	2,000,000	2,088,680
City of Cleveland
Unrefunded Revenue Bonds
1st Mtge Series 1996H (National)
01-01-21	5.75	85,000	85,251
City of Columbus
Revenue Bonds
Systems
Series 2008A
06-01-27	5.00	4,000,000	4,187,279
County of Hamilton
Revenue Bonds
Greater Cincinnati Met
Series 2007A
12-01-25	5.00	3,425,000	3,568,405
County of Hamilton
Revenue Bonds
Metro Sewer District
Series 2006A (National)
12-01-26	5.00	1,000,000	1,028,670
Ohio State Water Development Authority
Refunding Revenue Bonds
Drinking Water Fund
Series 2005
12-01-22	5.25	2,625,000	2,999,824
Ohio State Water Development Authority
Revenue Bonds
Series 1983 Escrowed to Maturity 12-01-10	9.38	220,000	231,535

	Coupon	Principal
Name of issuer and title of issue(b,c)	rate	amount	Value(a)
Puerto Rico Infrastructure Financing Authority
Prerefunded Special Obligation Bonds
Series 2000A
10-01-40	5.50	2,500,000 (d)	2,672,525

Total			16,862,169

Total Municipal Bonds (Cost: $79,487,425)			$82,274,604

Municipal Notes (0.6%)

	Amount
	payable at
Issue(c,e)	maturity	Value(a)
Miscellaneous Revenue
Montgomery County Public Building Authority
Revenue Bonds
Tennessee County Loan Pool
V.R.D.N. Series 2006
02-01-36	$500,000	$500,000
Total Municipal Notes (Cost: $500,000)		$500,000

Total Investments in Securities (Cost: $79,987,425)(f)		$82,774,604

Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated March 31, 2009.

(b)	The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

ACA	—	ACA Financial Guaranty Corporation
AMBAC	—	Ambac Assurance Corporation
BHAC	—	Berkshire Hathaway Assurance Corporation
BIG	—	Bond Investors Guarantee
BNY	—	Bank of New York
CGIC	—	Capital Guaranty Insurance Company
CIFG	—	IXIS Financial Guaranty
FGIC	—	Financial Guaranty Insurance Company
FHA	—	Federal Housing Authority
FHLMC	—	Federal Home Loan Mortgage Corporation
FNMA	—	Federal National Mortgage Association
FSA	—	Financial Security Assurance
GNMA	—	Government National Mortgage Association
MBIA	—	MBIA Insurance Corporation
MGIC	—	Mortgage Guaranty Insurance Corporation
TCRS	—	Transferable Custodial Receipts
XLCA	—	XL Capital Assurance

(c)	The following abbreviations may be used in the portfolio descriptions:

A.M.T.	—	Alternative Minimum Tax — At June 30, 2009, the value of securities subject to alternative minimum tax represented 2.0% of net assets.
B.A.N.	—	Bond Anticipation Note
C.P.	—	Commercial Paper

R.A.N.	—	Revenue Anticipation Note
T.A.N.	—	Tax Anticipation Note
T.R.A.N.	—	Tax & Revenue Anticipation Note
V.R.	—	Variable Rate
V.R.D.B.	—	Variable Rate Demand Bond
V.R.D.N.	—	Variable Rate Demand Note

(d)	Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 10.7% of net assets at June 30, 2009.

(e)	The Fund is entitled to receive principal and interest from the party, if indicated in parentheses, after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.

(f)	At June 30, 2009, the cost of securities for federal income tax purposes was approximately $79,987,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$3,397,000
Unrealized depreciation	(609,000)

Net unrealized appreciation	$2,788,000

Fair Value Measurements
Statement of Financial Accounting Standards No. 157 (SFAS 157) requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
SFAS 157 establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. When a valuation uses multiple inputs from varying levels of the hierarchy, the hierarchy level is determined based on the lowest level input or inputs that are significant to the fair value measurement in its entirety. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described in Note 2 to the financial statements — Valuation of securities in the most recent Semiannual report dated March 31, 2009.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of June 30, 2009:

	Fair value at June 30, 2009
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total
Bonds
Municipal Bonds	$—	$82,274,604	$—	$82,274,604
Municipal Notes	—	500,000	—	500,000

Total	$—	$82,774,604	$—	$82,774,604

Portfolio of Investments
Seligman Oregon Fund
June 30, 2009 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Municipal Bonds (95.1%)

Name of
issuer and
title of	Coupon	Principal
issue(b,c)	rate	amount	Value(a)
Airport (2.7%)
Port of Portland
Prerefunded Revenue Bonds
International Airport
Series 1991-7B (National) A.M.T.
07-01-21	7.10%	$950,000	$1,078,896

City (2.4%)
City of Salem
Limited General Obligation Bonds
Series 2009
06-01-27	4.38	1,000,000	953,900

College (13.0%)
Oregon Health & Science University
Revenue Bonds
Series 2009A
07-01-39	5.75	1,000,000	979,020
Oregon Health & Science University
Unrefunded Revenue Bonds
Series 1995A (National)
07-01-28	5.25	390,000	360,426
Oregon State Facilities Authority
Revenue Bonds
Linfield College Project
Series 2005A
10-01-25	5.00	750,000	683,648
Oregon State Facilities Authority
Revenue Bonds
Willamette University Projects
Series 2007A
10-01-27	5.00	1,500,000	1,399,095
Oregon State Health Housing Educational & Cultural Facilities Authority
Revenue Bonds
Linfield College Project
Series 1998A
10-01-23	5.25	2,000,000	1,785,120

Total			5,207,309

County (12.6%)
County of Washington
Limited General Obligation Refunding Bonds
Series 2006
06-01-19	5.00	970,000	1,070,735
06-01-20	5.00	1,300,000	1,420,549

Name of
issuer and
title of	Coupon	Principal
issue(b,c)	rate	amount	Value(a)
County of Washington
Prerefunded Limited General Obligation Bonds
Series 2001
06-01-26	5.00	2,355,000	2,535,039

Total			5,026,323

Electric (7.4%)
Northern Wasco County Peoples Utility District
Revenue Bonds
McNary Dam Fishway Project
Series 1993
12-01-24	5.20	2,000,000	2,003,800
Puerto Rico Electric Power Authority
Revenue Bonds
Series 2005RR (National/FGIC)
07-01-24	5.00	1,000,000 (e)	936,750

Total			2,940,550

Health Care — Hospital (18.5%)
Benton County Hospital Facilities Authority
Refunding Revenue Bonds
Samaritan Health Services Project
Series 1998
10-01-28	5.13	2,000,000	1,774,440
Clackamas County Hospital Facility Authority
Refunding Revenue Bonds
Legacy Health System
Series 2001
05-01-21	5.25	1,000,000	1,015,890
Clackamas County Hospital Facility Authority
Revenue Bonds
Legacy Health System
Series 1999
02-15-18	5.25	1,500,000	1,516,155
Illinois Finance Authority
Revenue Bonds
Central Dupage Health
Series 2009
11-01-27	5.00	1,000,000	989,280
Multnomah County Hospital Facilities Authority
Revenue Bonds
Providence Health System
Series 2004
10-01-24	5.25	1,000,000	1,014,570
Umatilla County Hospital Facility Authority
Revenue Bonds
Catholic Health Initiatives
Series 2002A Escrowed to Maturity
03-01-32	5.50	1,000,000	1,046,420

Total			7,356,755

Health Care — Nursing Home (5.0%)
Oregon State Housing & Community Services Department
Revenue Bonds
Series 2000A A.M.T.
07-01-42	6.05	2,000,000	2,004,020

Name of
issuer and
title of	Coupon	Principal
issue(b,c)	rate	amount		Value(a)
Housing — Single Family (1.4%)
Oregon State Housing & Community Services Department
Revenue Bonds
Single Family Mortgage Program
Series 2005A
07-01-20	4.40	575,000		578,462

Lease (5.1%)
Oregon State Department of Administrative Services
Certificate of Participation
Series 2001B (AMBAC)
05-01-26	5.00	2,000,000		2,023,580

Miscellaneous Revenue (8.6%)
North Clackamas Parks & Recreation District
Revenue Bonds
Recreational Facilities
Series 1993 Escrowed to Maturity
04-01-13	5.70	1,110,000		1,209,689
Oregon State Department of Transportation
Prerefunded Revenue Bonds
Series 2002A
11-15-26	5.13	2,000,000		2,242,960

Total				3,452,649

Port District (1.6%)
Puerto Rico Ports Authority
Revenue Bonds
Series 1991D (FGIC) A.M.T.
07-01-14	7.00	630,000	(e)	630,964

School (5.8%)
Clackamas County School District #7J Lake Oswego
Unlimited General Obligation Refunding Bonds
Series 2005 (FSA)
06-01-23	5.25	1,000,000		1,126,470
Polk, Marion & Benton School District #13J
Unlimited General Obligation Bonds
Central School District
Series 2009A
06-15-29	4.38	1,300,000		1,203,384

Total				2,329,854

Special District — Special Tax (1.2%)
Virgin Islands Public Finance Authority
Refunding Revenue Bonds
Sr Lien
Series 1998A
10-01-22	5.50	500,000		466,065

Toll Road (4.1%)
Puerto Rico Highway & Transportation Authority
Prerefunded Revenue Bonds
Series 2002D
07-01-36	5.38	1,500,000	(e)	1,654,680

Name of
issuer and
title of	Coupon	Principal
issue(b,c)	rate	amount	Value(a)
Water & Sewer (5.7%)
Clackamas County School District #62C Oregon City
Revenue Bonds
Series 2009A
12-01-25	4.25	1,690,000	1,652,989
Oregon State Bond Bank
Revenue Bonds
Economic & Community Development
Series 2000B (National)
01-01-26	5.50	620,000	631,079

Total			2,284,068

Total Municipal Bonds
(Cost:$37,274,004)			$37,988,075

Municipal Notes (0.1%)

	Amount
	payable at
Issue(b,c,d)	maturity	Value(a)
College
Athens-Clarke County Unified Government Development Authority
Revenue Bonds
University of Georgia Athletic Association
V.R.D.N. Series 2005B (Bank of America)
07-01-35	$20,000	$20,000
Total Municipal Notes
(Cost:$20,000)		$20,000

Total Investments in Securities
(Cost:$37,294,004)(f)		$38,008,075

Notes to Portfolio of Investments
(a) Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated March 31, 2009.
(b) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

ACA	—	ACA Financial Guaranty Corporation
AMBAC	—	Ambac Assurance Corporation
BHAC	—	Berkshire Hathaway Assurance Corporation
BIG	—	Bond Investors Guarantee
BNY	—	Bank of New York
CGIC	—	Capital Guaranty Insurance Company
CIFG	—	IXIS Financial Guaranty
FGIC	—	Financial Guaranty Insurance Company
FHA	—	Federal Housing Authority
FHLMC	—	Federal Home Loan Mortgage Corporation
FNMA	—	Federal National Mortgage Association
FSA	—	Financial Security Assurance
GNMA	—	Government National Mortgage Association
MBIA	—	MBIA Insurance Corporation
TCRS	—	Transferable Custodial Receipts
XLCA	—	XL Capital Assurance
(c) The following abbreviations may be used in the portfolio descriptions:

A.M.T.	—	Alternative Minimum Tax — At June 30, 2009, the value of securities subject to alternative minimum tax represented 9.3% of net assets.
B.A.N.	—	Bond Anticipation Note
C.P.	—	Commercial Paper
R.A.N.	—	Revenue Anticipation Note
T.A.N.	—	Tax Anticipation Note
T.R.A.N.	—	Tax & Revenue Anticipation Note
V.R.	—	Variable Rate
V.R.D.B.	—	Variable Rate Demand Bond
V.R.D.N.	—	Variable Rate Demand Note
(d) The Fund is entitled to receive principal and interest from the party, if indicated in parentheses, after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(e) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 8.1% of net assets at June 30, 2009.
(f) At June 30, 2009, the cost of securities for federal income tax purposes was approximately $37,294,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$1,557,000
Unrealized depreciation	(843,000)

Net unrealized appreciation	$714,000

Fair Value Measurements
Statement of Financial Accounting Standards No. 157 (SFAS 157) requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
SFAS 157 establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. When a valuation uses multiple inputs from varying levels of the hierarchy, the hierarchy level is determined based on the lowest level input or inputs that are significant to the fair value measurement in its entirety. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described in Note 2 to the financial statements — Valuation of securities in the most recent Semiannual report dated March 31, 2009.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of June 30, 2009:

	Fair value at June 30, 2009
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total
Bonds
Municipal Bonds	$—	$37,988,075	$—	$37,988,075
Municipal Notes	—	20,000	—	20,000

Total	$—	$38,008,075	$—	$38,008,075

Portfolio of Investments
Seligman South Carolina Fund
June 30, 2009 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Municipal Bonds (93.2%)

Name of
issuer and
title of	Coupon	Principal
issue(b,c)	rate	amount		Value(a)
College (6.9%)
Coastal Carolina University
Unrefunded Revenue Bonds
Series 1999 (AMBAC)
06-01-26	5.30%	$1,810,000		$1,784,081
Puerto Rico Industrial Tourist Educational Medical & Environmental Central Facilities Finance Authority
Revenue Bonds
Inter American University
Series 1998A (National)
10-01-22	5.00	2,500,000	(d)	2,307,875

Total				4,091,956

Combined Utility (6.5%)
City of Rock Hill
Refunding & Improvement Revenue Bonds
Series 2003A (FSA)
01-01-30	5.00	4,000,000		3,817,360

County (6.8%)
County of Berkeley
Unlimited General Obligation
Refunding & Improvement Bonds
Series 2003 (FSA)
09-01-28	5.00	4,000,000		4,007,160

Electric (13.1%)
Piedmont Municipal Power Agency
Refunding Revenue Bonds
Series 1991 (National/FGIC)
01-01-21	6.25	1,250,000		1,333,200
Puerto Rico Electric Power Authority
Revenue Bonds
Series 2003NN (National)
07-01-21	5.25	1,500,000	(d)	1,470,585
07-01-23	5.25	2,320,000	(d)	2,235,366
South Carolina State Public Service Authority
Revenue Bonds
Santee Cooper
Series 2006A (National)
01-01-27	5.00	2,600,000		2,662,270

Total				7,701,421

Name of
issuer and
title of	Coupon	Principal
issue(b,c)	rate	amount	Value(a)
Health Care — Hospital (22.6%)
County of Lexington
Refunding & Improvement Revenue Bonds
Series 1997 (FSA)
11-01-26	5.13	2,000,000	1,999,980
County of Lexington
Refunding & Improvement Revenue Bonds
Series 2003
11-01-32	5.50	2,000,000	2,293,160
County of Lexington
Refunding Revenue Bonds
Series 2007
11-01-20	5.00	1,000,000	995,660
Illinois Finance Authority
Revenue Bonds
Central Dupage Health
Series 2009
11-01-27	5.00	1,200,000	1,187,136
South Carolina Jobs-Economic Development Authority
Prerefunded Revenue Bonds
Bon Secours Health
Series 2002A
11-15-30	5.63	835,000	948,368
South Carolina Jobs-Economic Development Authority
Revenue Bonds
Anderson Area Medical Center
Series 1999
02-01-18	5.25	3,000,000	3,011,160
South Carolina Jobs-Economic Development Authority
Unrefunded Revenue Bonds Bon Secours
Series 2002B
11-15-30	5.63	3,165,000	2,908,730

Total			13,344,194

Housing — Single Family (1.0%)
South Carolina State Housing Finance & Development Authority
Revenue Bonds
Series 1999A-2 (FSA) A.M.T.
07-01-29	5.40	585,000	573,786

Industrial-Pollution — IDR (1.7%)
County of Georgetown
Refunding Revenue Bonds
International Paper Company Project
Series 2000A
03-15-14	5.95	1,000,000	981,440

Miscellaneous Revenue (6.9%)
South Carolina Transportation Infrastructure Bank
Prerefunded Revenue Bonds
Series 1999A (AMBAC)
10-01-24	5.38	4,000,000	4,090,680

Name of
issuer and
title of	Coupon	Principal
issue(b,c)	rate	amount		Value(a)
Port District (8.4%)
South Carolina State Ports Authority
Revenue Bonds
Series 1998 (FSA) A.M.T.
07-01-26	5.30	5,000,000		4,950,300

Sales or Use Tax (2.0%)
Puerto Rico Highway & Transportation Authority
Prerefunded Revenue Bonds
Series 1996Y
07-01-36	5.50	1,000,000	(d)	1,187,390

School (4.9%)
Horry County School District
Unlimited General Obligation Bonds
Series 2002A
03-01-22	5.13	2,760,000		2,898,497

Water & Sewer (12.4%)
City of Charleston
Refunding Revenue Bonds
Series 2009A
01-01-24	5.00	500,000		529,870
County of Berkeley
Prerefunded Revenue Bonds
Series 2003 (National)
06-01-23	5.25	1,340,000		1,516,344
County of Berkeley
Unrefunded Revenue Bonds
Series 2003 (National)
06-01-23	5.25	245,000		249,586
Grand Strand Water & Sewer Authority
Revenue Bonds
Series 2001 (FSA)
06-01-31	5.00	4,000,000		4,009,520
North Charleston Sewer District
Revenue Bonds
Improvement
Series 1992B (National)
07-01-12	6.38	960,000		1,018,013

Total				7,323,333

Total Municipal Bonds
(Cost: $54,202,380)				$54,967,517

Municipal Notes (4.8%)

		Amount
		payable at
Issue(c,e)		maturity		Value(a)
City (0.5%)
City of New York
Unlimited General Obligation Bonds
V.R.D.N. Sub Series 2005E-2 (Bank of America)
08-01-34		$300,000		$300,000
College (3.1%)
South Carolina Educational Facilities Authority
Revenue Bonds
Furman University
V.R.D.N. Series 2006B (Wachovia Bank NA)
10-01-39		400,000		400,000

	Amount
	payable at
Issue(c,e)	maturity	Value(a)
Tompkins County Industrial Development Agency
Revenue Bonds
Civic Facilities Cornell University
V.R.D.N. Series 2008A-2 (JP Morgan Chase Bank)
07-01-37	1,400,000	1,400,000
Health Care — Hospital (1.2%)
Jacksonville Health Facilities Authority
Revenue Bonds
Southern Baptist Hospital
V.R.D.N. Series 2003A (Bank of America)
08-15-33	720,000	720,000

Total Municipal Notes
(Cost: $2,820,000)		$2,820,000

Total Investments in Securities
(Cost: $57,022,380)(f)		$57,787,517

Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated March 31, 2009.

(b)	The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

ACA	— ACA Financial Guaranty Corporation
AMBAC	— Ambac Assurance Corporation
BHAC	— Berkshire Hathaway Assurance Corporation
BIG	— Bond Investors Guarantee
BNY	— Bank of New York
CGIC	— Capital Guaranty Insurance Company
CIFG	— IXIS Financial Guaranty
FGIC	— Financial Guaranty Insurance Company
FHA	— Federal Housing Authority
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
FSA	— Financial Security Assurance
GNMA	— Government National Mortgage Association
MBIA	— MBIA Insurance Corporation
MGIC	— Mortgage Guaranty Insurance Corporation
TCRS	— Transferable Custodial Receipts
XLCA	— XL Capital Assurance

(c)	The following abbreviations may be used in the portfolio descriptions:

A.M.T.	— Alternative Minimum Tax — At June 30, 2009, the value of securities subject to alternative minimum tax represented 9.4% of net assets.
B.A.N.	— Bond Anticipation Note
C.P.	— Commercial Paper
R.A.N.	— Revenue Anticipation Note
T.A.N.	— Tax Anticipation Note
T.R.A.N.	— Tax & Revenue Anticipation Note
V.R.	— Variable Rate

V.R.D.B. — Variable Rate Demand Bond
V.R.D.N. — Variable Rate Demand Note
(d) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 12.2% of net assets at June 30, 2009.
(e) The Fund is entitled to receive principal and interest from the party, if indicated in parentheses, after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity
(f) At June 30, 2009, the cost of securities for federal income tax purposes was approximately $57,022,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$1,604,000
Unrealized depreciation	(838,000)

Net unrealized appreciation	$766,000

Fair Value Measurements
Statement of Financial Accounting Standards No. 157 (SFAS 157) requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
SFAS 157 establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. When a valuation uses multiple inputs from varying levels of the hierarchy, the hierarchy level is determined based on the lowest level input or inputs that are significant to the fair value measurement in its entirety. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described in Note 2 to the financial statements — Valuation of securities in the most recent Semiannual report dated March 31, 2009.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of June 30, 2009:

	Fair value at June 30, 2009
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total
Bonds
Municipal Bonds	$—	$54,967,517	$—	$54,967,517
Municipal Notes	—	2,820,000	—	2,820,000

Total	$—	$57,787,517	$—	$57,787,517

Item 2. Control and Procedures.
(a) Based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certification for the Registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Seligman Municipal Fund Series, Inc.

By	/s/ Patrick T. Bannigan Patrick T. Bannigan President and Principal Executive Officer

Date August 28, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Patrick T. Bannigan Patrick T. Bannigan President and Principal Executive Officer

Date August 28, 2009

By	/s/ Jeffrey P. Fox Jeffrey P. Fox Treasurer and Principal Financial Officer

Date August 28, 2009